--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                   AAM/DFA U.S. High Book to Market Portfolio
                           AAM/DFA Two-Year Corporate
                             Fixed Income Portfolio
                     AAM/DFA Two-Year Government Portfolio

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA International High Book to Market Portfolio

                                 Annual Report

                          Year Ended November 30, 2000

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts......................................        1
    Statement of Assets and Liabilities.....................        2
    Statements of Net Assets................................      3-4
    Statements of Operations................................        5
    Statements of Changes in Net Assets.....................      6-7
    Financial Highlights....................................     8-10
    Notes to Financial Statements...........................    11-13
    Report of Independent Certified Public Accountants......       14

DFA INVESTMENT DIMENSIONS GROUP INC.
    Performance Chart.......................................       15
    Statement of Assets and Liabilities.....................       16
    Statement of Operations.................................       17
    Statements of Changes in Net Assets.....................       18
    Financial Highlights....................................       19
    Notes to Financial Statements...........................    20-21
    Report of Independent Certified Public Accountants......       22

THE DFA INVESTMENT TRUST COMPANY
    Performance Charts......................................       23
    Schedules of Investments................................    24-31
    Statements of Assets and Liabilities....................       32
    Statements of Operations................................       33
    Statements of Changes in Net Assets.....................       34
    Financial Highlights....................................    35-36
    Notes to Financial Statements...........................    37-40
    Report of Independent Certified Public Accountants......       41

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
AAM/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
JULY 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
           AAM/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO   RUSSELL 1000 VALUE INDEX
                             $10,000                             $10,000
Jul-96                                          $9,554                     $9,622
Aug-96                                          $9,927                     $9,897
Sep-96                                         $10,116                    $10,291
Oct-96                                         $10,439                    $10,689
Nov-96                                         $11,198                    $11,464
Dec-96                                         $11,084                    $11,318
Jan-97                                         $11,474                    $11,867
Feb-97                                         $11,706                    $12,041
Mar-97                                         $11,168                    $11,607
Apr-97                                         $11,528                    $12,095
May-97                                         $12,428                    $12,771
Jun-97                                         $12,801                    $13,319
Jul-97                                         $14,088                    $14,321
Aug-97                                         $13,875                    $13,811
Sep-97                                         $14,605                    $14,645
Oct-97                                         $13,858                    $14,236
Nov-97                                         $13,997                    $14,866
Dec-97                                         $14,191                    $15,300
Jan-98                                         $14,380                    $15,084
Feb-98                                         $15,633                    $16,099
Mar-98                                         $16,510                    $17,084
Apr-98                                         $16,599                    $17,199
May-98                                         $16,454                    $16,944
Jun-98                                         $16,418                    $17,161
Jul-98                                         $15,839                    $16,859
Aug-98                                         $12,954                    $14,350
Sep-98                                         $13,613                    $15,174
Oct-98                                         $14,719                    $16,350
Nov-98                                         $15,648                    $17,112
Dec-98                                         $15,905                    $17,694
Jan-99                                         $16,208                    $17,835
Feb-99                                         $15,787                    $17,584
Mar-99                                         $16,299                    $17,948
Apr-99                                         $18,021                    $19,624
May-99                                         $18,009                    $19,408
Jun-99                                         $18,306                    $19,971
Jul-99                                         $17,541                    $19,386
Aug-99                                         $16,916                    $18,667
Sep-99                                         $15,999                    $18,015
Oct-99                                         $16,614                    $19,053
Nov-99                                         $16,341                    $18,905
Dec-99                                         $16,655                    $18,995
Jan-00                                         $15,481                    $18,376
Feb-00                                         $14,089                    $17,011
Mar-00                                         $16,087                    $19,086
Apr-00                                         $16,566                    $18,865
May-00                                         $16,525                    $19,063
Jun-00                                         $15,378                    $18,191
Jul-00                                         $16,053                    $18,419
Aug-00                                         $16,989                    $19,443
Sep-00                                         $16,707                    $19,622
Oct-00                                         $17,372                    $20,105
Nov-00                                         $16,804                    $19,359

ANNUALIZED                     FROM
TOTAL RETURN (%)  ONE YEAR   JULY 1996
--------------------------------------
                    2.83       12.47

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Rusell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AAM/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
JULY 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  AAM/DFA          MERRILL LYNCH           MERRILL LYNCH
             TWO-YEAR CORPORATE        1-3 YEAR               1-3 YEAR
           FIXED INCOME PORTFOLIO     GOVERNMENT     GOVERNMENT/CORPORATE INDEX
                   $10,000             $10,000                 $10,000
Jul-96                     $10,040         $10,039                        $10,040
Aug-96                     $10,090         $10,073                        $10,075
Sep-96                     $10,157         $10,165                        $10,167
Oct-96                     $10,257         $10,280                        $10,282
Nov-96                     $10,318         $10,359                        $10,361
Dec-96                     $10,342         $10,359                        $10,362
Jan-97                     $10,393         $10,408                        $10,411
Feb-97                     $10,424         $10,431                        $10,436
Mar-97                     $10,428         $10,427                        $10,434
Apr-97                     $10,501         $10,513                        $10,519
May-97                     $10,573         $10,584                        $10,592
Jun-97                     $10,640         $10,657                        $10,665
Jul-97                     $10,713         $10,775                        $10,783
Aug-97                     $10,744         $10,784                        $10,794
Sep-97                     $10,808         $10,866                        $10,876
Oct-97                     $10,871         $10,947                        $10,955
Nov-97                     $10,903         $10,973                        $10,982
Dec-97                     $10,954         $11,047                        $11,056
Jan-98                     $11,020         $11,155                        $11,164
Feb-98                     $11,064         $11,165                        $11,175
Mar-98                     $11,121         $11,210                        $11,223
Apr-98                     $11,166         $11,263                        $11,277
May-98                     $11,221         $11,323                        $11,339
Jun-98                     $11,271         $11,382                        $11,398
Jul-98                     $11,326         $11,435                        $11,452
Aug-98                     $11,371         $11,579                        $11,586
Sep-98                     $11,426         $11,733                        $11,737
Oct-98                     $11,472         $11,791                        $11,789
Nov-98                     $11,517         $11,780                        $11,777
Dec-98                     $11,577         $11,821                        $11,823
Jan-99                     $11,623         $11,869                        $11,872
Feb-99                     $11,658         $11,811                        $11,821
Mar-99                     $11,707         $11,893                        $11,908
Apr-99                     $11,754         $11,931                        $11,949
May-99                     $11,777         $11,924                        $11,942
Jun-99                     $11,822         $11,961                        $11,979
Jul-99                     $11,845         $11,999                        $12,011
Aug-99                     $11,881         $12,034                        $12,043
Sep-99                     $11,956         $12,112                        $12,125
Oct-99                     $11,992         $12,145                        $12,160
Nov-99                     $12,028         $12,168                        $12,187
Dec-99                     $12,066         $12,185                        $12,208
Jan-00                     $12,090         $12,180                        $12,206
Feb-00                     $12,163         $12,262                        $12,288
Mar-00                     $12,215         $12,338                        $12,360
Apr-00                     $12,264         $12,370                        $12,389
May-00                     $12,301         $12,421                        $12,433
Jun-00                     $12,409         $12,550                        $12,569
Jul-00                     $12,471         $12,629                        $12,654
Aug-00                     $12,558         $12,722                        $12,752
Sep-00                     $12,645         $12,814                        $12,851
Oct-00                     $12,708         $12,883                        $12,912
Nov-00                     $12,783         $13,006                        $13,038

ANNUALIZED                     FROM
TOTAL RETURN (%)  ONE YEAR   JULY 1996
--------------------------------------
                    6.28       5.72

- THE PORTFOLIO SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT AND HIGH-QUALITY CORPORATE SECURITIES WITH A MAXIMUM MATURITY OF TWO YEARS.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE MERRILL LYNCH 1-3 YEAR GOVERNMENT INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
JULY 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
            AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO     MERRILL LYNCH 1-3 YEAR GOV
                           $10,000                                 $10,000
Jul-96                                      $10,050                              $10,039
Aug-96                                      $10,080                              $10,073
Sep-96                                      $10,158                              $10,165
Oct-96                                      $10,258                              $10,280
Nov-96                                      $10,329                              $10,359
Dec-96                                      $10,329                              $10,359
Jan-97                                      $10,381                              $10,408
Feb-97                                      $10,412                              $10,431
Mar-97                                      $10,396                              $10,427
Apr-97                                      $10,479                              $10,513
May-97                                      $10,542                              $10,584
Jun-97                                      $10,616                              $10,657
Jul-97                                      $10,721                              $10,775
Aug-97                                      $10,743                              $10,784
Sep-97                                      $10,810                              $10,866
Oct-97                                      $10,874                              $10,947
Nov-97                                      $10,906                              $10,973
Dec-97                                      $10,965                              $11,047
Jan-98                                      $11,030                              $11,155
Feb-98                                      $11,074                              $11,165
Mar-98                                      $11,124                              $11,210
Apr-98                                      $11,169                              $11,263
May-98                                      $11,224                              $11,323
Jun-98                                      $11,271                              $11,382
Jul-98                                      $11,326                              $11,435
Aug-98                                      $11,370                              $11,579
Sep-98                                      $11,421                              $11,733
Oct-98                                      $11,467                              $11,791
Nov-98                                      $11,512                              $11,780
Dec-98                                      $11,561                              $11,821
Jan-99                                      $11,596                              $11,869
Feb-99                                      $11,642                              $11,811
Mar-99                                      $11,691                              $11,893
Apr-99                                      $11,738                              $11,931
May-99                                      $11,750                              $11,924
Jun-99                                      $11,799                              $11,961
Jul-99                                      $11,823                              $11,999
Aug-99                                      $11,846                              $12,034
Sep-99                                      $11,923                              $12,112
Oct-99                                      $11,959                              $12,145
Nov-99                                      $11,995                              $12,168
Dec-99                                      $12,013                              $12,185
Jan-00                                      $12,037                              $12,180
Feb-00                                      $12,121                              $12,262
Mar-00                                      $12,157                              $12,338
Apr-00                                      $12,206                              $12,370
May-00                                      $12,255                              $12,421
Jun-00                                      $12,358                              $12,550
Jul-00                                      $12,432                              $12,629
Aug-00                                      $12,519                              $12,722
Sep-00                                      $12,615                              $12,814
Oct-00                                      $12,666                              $12,883
Nov-00                                      $12,742                              $13,006

ANNUALIZED                     FROM
TOTAL RETURN (%)  ONE YEAR   JULY 1996
--------------------------------------
                    6.23       5.64

- THE PORTFOLIO SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF TWO YEARS.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Merrill Lynch 1-3 Year Government Index courtesy of Merill Lynch.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (8,840,411 Shares, Cost
  $126,895)++ at Value......................................  $   130,042
Receivable for Investment Securities Sold...................           63
Prepaid Expenses and Other Assets...........................            4
                                                              -----------
    Total Assets............................................      130,109
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................           63
Accrued Expenses and Other Liabilities......................           39
                                                              -----------
    Total Liabilities.......................................          102
                                                              -----------

NET ASSETS..................................................  $   130,007
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   10,707,923
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     12.14
                                                              ===========

--------------

++ The cost for federal income tax purposes is $134,475

                See accompanying Notes to Financial Statements.

               AAM/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 2000

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
BONDS -- (66.4%)
African Development Bank Medium Term Notes
    8.625%, 05/01/01...................................     $4,250     $  4,283,566
American International Group, Inc. Medium Term Notes
    5.375%, 03/26/01...................................      4,500        4,482,360
Ameritech Capital Funding Corp. Medium Term Notes
    5.650%, 01/15/01...................................      2,000        1,997,320
Asian Development Bank Corporate Bonds
    8.500%, 05/02/01...................................      4,300        4,335,355
Associates Corp. of North America Corporate Bonds
    5.600%, 01/15/01...................................      4,000        3,993,692
Bank of America Medium Term Notes
    5.920%, 06/08/01...................................      4,500        4,485,132
Elf Aquitane Corporate Bonds
    8.000%, 10/15/01...................................      4,000        4,049,356
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................      4,500        4,477,486
Ford Motor Credit Co. Corporate Bonds
    7.000%, 09/25/01...................................      4,400        4,408,611
IBM Corp. Corporate Bonds
    5.950%, 06/04/01...................................      4,500        4,476,699
Interamerican Development Bank Corporate Bonds
    8.500%, 05/01/01...................................      4,300        4,334,026
MBIA Corporate Bonds
    9.000%, 02/15/01...................................      4,300        4,313,261
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    5.280%, 02/04/02...................................      4,000        3,941,196
Norwest Financial, Inc. Corporate Bonds
    5.500%, 03/19/01...................................      4,500        4,480,650
Paccar Financial Corp. Medium Term Notes
    6.050%, 05/15/01...................................      4,500        4,489,353
Shell Canada, Ltd. Medium Term Notes
    8.875%, 01/14/01...................................      4,000        4,009,360
Toyota Motor Credit Corp. Corporate Bonds
    5.500%, 09/17/01...................................      4,100        4,063,867
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................      4,500        4,483,971
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................      4,300        4,290,265
                                                                       ------------
TOTAL BONDS
  (Cost $79,514,870)...................................                  79,395,526
                                                                       ------------

COMMERCIAL PAPER -- (11.5%)
CC (USA), Inc. C.P.

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    6.450%, 03/22/01...................................      3,500        3,430,070
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

General Electric Capital Corp. C.P.
    6.500%, 01/31/01...................................     $3,500     $  3,461,510
Sigma Finance Corp. C.P.
    6.450%, 03/21/01...................................      3,500        3,431,435
Windmill Funding Corp. C.P.
    6.470%, 12/14/00...................................      3,500        3,491,709
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $13,814,689)...................................                  13,814,724
                                                                       ------------

AGENCY OBLIGATIONS -- (10.4%)
Federal Farm Credit Bank

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    5.875%, 07/02/01...................................      3,500        3,487,753
Federal National Mortgage Association
    5.310%, 05/18/01...................................      4,500        4,477,505
    5.820%, 07/19/01...................................      4,500        4,485,006
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $12,500,859)...................................                  12,450,264
                                                                       ------------

CERTIFICATES OF DEPOSIT -- (9.8%)
Bayerische Landesbank

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    6.060%, 06/18/01...................................      4,500        4,487,256
Canadian Imperial Bank Corp.
    7.090%, 05/04/01...................................      3,700        3,704,440
Commerzbank AG
    7.360%, 05/25/01...................................      3,500        3,509,800
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $11,700,000)...................................                  11,701,496
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
  12/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 11/30/01, valued at $302,243) to be
  repurchased at $297,049
  (Cost $297,000)......................................        297          297,000

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
                                                                       ------------
TOTAL INVESTMENTS -- (98.4%)
  (Cost $117,827,418)++................................                 117,659,010
OTHER ASSETS AND LIABILITIES -- (1.6%)
Interest Receivable....................................                   2,045,754
Payable for Fund Shares Redeemed.......................                     (71,129)
Other Liabilities in Excess of Other Assets............                     (31,581)
                                                                       ------------
                                                                          1,943,044
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 11,781,642
  Outstanding $.01 Par Value Shares (200,000,000 Shares
  Authorized)..........................................                $119,602,054
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.15
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $117,827,418.

                See accompanying Notes to Financial Statements.

                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 2000

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (97.2%)
Federal Farm Credit Bank
    5.875%, 07/02/01...................................    $ 5,000     $  4,982,505
Federal Home Loan Bank
    6.410%, 01/08/01...................................     31,000       30,789,572
    6.310%, 03/28/01...................................     18,000       17,625,582
    6.310%, 04/16/01...................................      2,000        1,951,946
    5.125%, 04/17/01...................................     12,500       12,434,750
    5.875%, 08/15/01...................................     21,000       20,917,785
    6.000%, 11/15/01...................................      1,000          996,895
    7.125%, 11/15/01...................................     25,000       25,178,950
Tennessee Valley Authority
    6.500%, 08/20/01...................................      4,000        3,997,472
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $118,823,574)..................................                 118,875,457
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $2,913,698) to be
   repurchased at $2,869,477.
   (Cost $2,869,000)...................................      2,869        2,869,000

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
                                                                       ------------
TOTAL INVESTMENTS -- (99.5%)
  (Cost $121,692,574)++................................                 121,744,457
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.5%)
 Interest Receivable.................................................       719,220
 Other Assets........................................................         5,113
 Other Liabilities...................................................      (127,669)
                                                                       ------------
                                                                            596,664
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 12,072,655 Outstanding $.01 Par
  Value Shares (200,000,000 Shares Authorized).......................  $122,341,121
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............  $      10.13
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $121,692,574.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

                                                               AAM/DFA      AAM/DFA
                                                              U.S. HIGH     TWO-YEAR      AAM/DFA
                                                               BOOK TO     CORPORATE      TWO-YEAR
                                                               MARKET     FIXED INCOME   GOVERNMENT
                                                              PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                              ---------   ------------   ----------
INVESTMENT INCOME
  Interest..................................................        --       $7,676        $7,677
  Income Distributions Received from The DFA Investment
    Trust Company...........................................  $  3,095           --            --
                                                              --------       ------        ------
      Total Investment Income...............................     3,095        7,676         7,677
                                                              --------       ------        ------

EXPENSES
  Investment Advisory Services..............................        --          190           186
  Administrative Services...................................        15           --            --
  Accounting & Transfer Agent Fees..........................        11           67            66
  Client Service Fee........................................       218          101            99
  Custodian Fees............................................        --           11            11
  Legal Fees................................................         7            6             6
  Audit Fees................................................         2           15            15
  Filing Fees...............................................        25           20            16
  Shareholders' Reports.....................................        13           11            11
  Directors' Fees and Expenses..............................         2            1             1
  Other.....................................................         7           13            10
                                                              --------       ------        ------
      Total Expenses........................................       300          435           421
                                                              --------       ------        ------
  NET INVESTMENT INCOME.....................................     2,795        7,241         7,256
                                                              --------       ------        ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................    27,615           --            --
  Net Realized Loss on Investment Securities Sold...........   (12,074)        (369)         (595)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................   (14,021)         802           842
                                                              --------       ------        ------

  NET GAIN ON INVESTMENT SECURITIES.........................     1,520          433           247
                                                              --------       ------        ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  4,315       $7,674        $7,503
                                                              ========       ======        ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                YEAR            YEAR
                                                                ENDED           ENDED
                                                              NOV. 30,        NOV. 30,
                                                                2000            1999
                                                              ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................  $  2,795        $  2,061
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................    27,615          11,124
  Net Realized Gain (Loss) on Investment Securities Sold....   (12,074)          1,035
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................   (14,021)         (7,165)
                                                              --------        --------
      Net Increase in Net Assets Resulting from
        Operations..........................................     4,315           7,055
                                                              --------        --------

Distributions From:
  Net Investment Income.....................................    (2,617)         (2,295)
  Net Realized Gains........................................   (15,569)         (5,307)
                                                              --------        --------
      Total Distributions...................................   (18,186)         (7,602)
                                                              --------        --------
Capital Share Transactions (1):
  Shares Issued.............................................    78,609          33,275
  Shares Issued in Lieu of Cash Distributions...............    17,614           7,272
  Shares Redeemed...........................................   (71,268)        (66,355)
                                                              --------        --------
      Net Increase (Decrease) from Capital Share
        Transactions........................................    24,955         (25,808)
                                                              --------        --------
      Total Increase (Decrease).............................    11,084         (26,355)
NET ASSETS
  Beginning of Period.......................................   118,923         145,278
                                                              --------        --------
  End of Period.............................................  $130,007        $118,923
                                                              ========        ========

(1)  SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................     6,673           2,333
  Shares Issued in Lieu of Cash Distributions...............     1,465             539
  Shares Redeemed...........................................    (6,037)         (4,652)
                                                              --------        --------
                                                                 2,101          (1,780)
                                                              ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                              AAM/DFA TWO-YEAR        AAM/DFA TWO-YEAR
                                                               CORPORATE FIXED           GOVERNMENT
                                                              INCOME PORTFOLIO            PORTFOLIO
                                                            ---------------------   ---------------------
                                                              YEAR        YEAR        YEAR        YEAR
                                                              ENDED       ENDED       ENDED       ENDED
                                                            NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                              2000        1999        2000        1999
                                                            ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...................................  $  7,241    $  7,534    $  7,256    $  5,859
  Net Realized Loss on Investment Securities Sold.........      (369)        (86)       (595)        (83)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities.................................       802        (977)        842        (791)
                                                            --------    --------    --------    --------
      Net Increase in Net Assets Resulting from
        Operations........................................     7,674       6,471       7,503       4,985
                                                            --------    --------    --------    --------

Distributions From:
  Net Investment Income...................................    (7,131)     (7,865)     (6,568)     (6,247)
  Net Realized Gains......................................        --        (279)         --        (448)
                                                            --------    --------    --------    --------
      Total Distributions.................................    (7,131)     (8,144)     (6,568)     (6,695)
                                                            --------    --------    --------    --------
Capital Share Transactions (1):
  Shares Issued...........................................    18,078      40,095      36,831      23,660
  Shares Issued in Lieu of Cash Distributions.............     6,658       7,546       6,353       6,399
  Shares Redeemed.........................................   (44,289)    (65,942)    (36,520)    (41,093)
                                                            --------    --------    --------    --------
      Net Increase (Decrease) from Capital Share
        Transactions......................................   (19,553)    (18,301)      6,664     (11,034)
                                                            --------    --------    --------    --------
      Total Increase (Decrease)...........................   (19,010)    (19,974)      7,599     (12,744)
NET ASSETS
  Beginning of Period.....................................   138,612     158,586     114,742     127,486
                                                            --------    --------    --------    --------
  End of Period...........................................  $119,602    $138,612    $122,341    $114,742
                                                            ========    ========    ========    ========

(1)  SHARES ISSUED AND REDEEMED:
  Shares Issued...........................................     1,803       3,982       3,671       2,351
  Shares Issued in Lieu of Cash Distributions.............       669         753         639         641
  Shares Redeemed.........................................    (4,427)     (6,554)     (3,654)     (4,089)
                                                            --------    --------    --------    --------
                                                              (1,955)     (1,819)        656      (1,097)
                                                            ========    ========    ========    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               YEAR           YEAR           YEAR           YEAR          JUNE 7
                                               ENDED          ENDED          ENDED          ENDED           TO
                                             NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                               2000           1999           1998           1997           1996
                                             ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period.......  $  13.82       $  13.99       $  13.12       $  10.77        $ 10.00
                                             --------       --------       --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................      0.22           0.24           0.21           0.20           0.08
  Net Gains on Securities (Realized and
    Unrealized)............................      0.12           0.35           1.27           2.45           0.72
                                             --------       --------       --------       --------        -------
  Total from Investment Operations.........      0.34           0.59           1.48           2.65           0.80
                                             --------       --------       --------       --------        -------
LESS DISTRIBUTIONS
  Net Investment Income....................     (0.21)         (0.25)         (0.21)         (0.20)         (0.03)
  Net Realized Gains.......................     (1.81)         (0.51)         (0.40)         (0.10)            --
                                             --------       --------       --------       --------        -------
  Total Distributions......................     (2.02)         (0.76)         (0.61)         (0.30)         (0.03)
                                             --------       --------       --------       --------        -------
Net Asset Value, End of Period.............  $  12.14       $  13.82       $  13.99       $  13.12        $ 10.77
                                             ========       ========       ========       ========        =======
Total Return...............................      2.82%          4.44%         11.78%         25.01%          8.06%#

Net Assets, End of Period (thousands)......  $130,007       $118,923       $145,278       $128,484        $40,708
Ratio of Expenses to Average Net
  Assets(1)................................      0.37%          0.35%          0.33%          0.36%          0.71%*
Ratio of Net Investment Income to Average
  Net Assets...............................      1.92%          1.56%          1.54%          1.76%          2.70%*
Portfolio Turnover Rate....................       N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series..............................        26%            43%            25%            18%            20%*(2)

--------------

 *    Annualized
 #    Non-Annualized
 (1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (2)  Calculated for the period ended November 30, 1996.
 N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

               AAM/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               YEAR           YEAR           YEAR           YEAR          JUNE 7
                                               ENDED          ENDED          ENDED          ENDED           TO
                                             NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                               2000           1999           1998           1997           1996
                                             ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period.......  $  10.09       $  10.19       $  10.23       $  10.24       $  10.00
                                             --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................      0.58           0.51           0.55           0.57           0.26
  Net Gains (Losses) on Securities
    (Realized and Unrealized)..............      0.03          (0.07)            --          (0.01)          0.11
                                             --------       --------       --------       --------       --------
  Total from Investment Operations.........      0.61           0.44           0.55           0.56           0.37
                                             --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income....................     (0.55)         (0.52)         (0.59)         (0.56)         (0.13)
  Net Realized Gains.......................        --          (0.02)            --          (0.01)            --
                                             --------       --------       --------       --------       --------
  Total Distributions......................     (0.55)         (0.54)         (0.59)         (0.57)         (0.13)
                                             --------       --------       --------       --------       --------
Net Asset Value, End of Period.............  $  10.15       $  10.09       $  10.19       $  10.23       $  10.24
                                             ========       ========       ========       ========       ========
Total Return...............................      6.29%          4.42%          5.64%          5.79%          3.69%#

Net Assets, End of Period (thousands)......  $119,602       $138,612       $158,586       $153,772       $122,807
Ratio of Expenses to Average Net Assets....      0.34%          0.33%          0.31%          0.34%(1)       0.31%*(1)
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)................................      0.34%          0.33%          0.31%          0.35%(1)       0.34%*(1)
Ratio of Net Investment Income to Average
  Net Assets...............................      5.72%          5.00%          5.43%          5.83%          5.72%*
Ratio of Net Investment Income to Average
  Net Assets (excluding waivers and
  assumption of expenses)..................      5.72%          5.00%          5.43%          5.82%          5.69%*
Portfolio Turnover Rate....................        24%            46%            16%           N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series...................................       N/A            N/A            N/A            148%            82%*(2)

--------------

 *    Annualized
 #    Non-Annualized
 (1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (2)  Calculated for the period ended November 30, 1996.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               YEAR           YEAR           YEAR           YEAR          JUNE 7
                                               ENDED          ENDED          ENDED          ENDED           TO
                                             NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                               2000           1999           1998           1997           1996
                                             ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period.......  $  10.05       $  10.19       $  10.20       $  10.23       $  10.00
                                             --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................      0.58           0.49           0.53           0.54           0.26
  Net Gains (Losses) on Securities
    (Realized and Unrealized)..............      0.03          (0.07)          0.02           0.01           0.10
                                             --------       --------       --------       --------       --------
  Total from Investment Operations.........      0.61           0.42           0.55           0.55           0.36
                                             --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income....................     (0.53)         (0.52)         (0.55)         (0.53)         (0.13)
  Net Realized Gains.......................        --          (0.04)         (0.01)         (0.05)            --
                                             --------       --------       --------       --------       --------
  Total Distributions......................     (0.53)         (0.56)         (0.56)         (0.58)         (0.13)
                                             --------       --------       --------       --------       --------
Net Asset Value, End of Period.............  $  10.13       $  10.05       $  10.19       $  10.20       $  10.23
                                             ========       ========       ========       ========       ========
Total Return...............................      6.23%          4.19%          5.54%          5.58%          3.60%#

Net Assets, End of Period (thousands)......  $122,341       $114,742       $127,486       $131,066       $104,644
Ratio of Expenses to Average Net Assets....      0.34%          0.34%          0.32%          0.37%(1)       0.38%(1)*
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)................................      0.34%          0.34%          0.32%          0.38%(1)       0.41%(1)*
Ratio of Net Investment Income to Average
  Net Assets...............................      5.82%          4.86%          5.17%          5.53%          5.81%*
Ratio of Net Investment Income to Average
  Net Assets (excluding waivers and
  assumption of expenses)..................      5.82%          4.86%          5.17%          5.52%          5.78%*
Portfolio Turnover Rate....................        90%            64%            70%           N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series...................................       N/A            N/A            N/A            154%           201%*(2)

--------------

 *    Annualized
 #    Non-Annualized
 (1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (2)  Calculated for the period ended November 30, 1996.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios (the "Portfolios"), of which three are presented in this report.

    Effective August 1, 2000, the Portfolios changed their names. The AAM/DFA U.S. High Book to Market Portfolio was formerly known as The RWB/DFA U.S. High Book to Market Portfolio; The AAM/DFA Two-Year Corporate Fixed Income Portfolio was formerly known as The RWB/DFA Two-Year Corporate Fixed Income Portfolio; and The AAM/ DFA Two-Year Government Portfolio was formerly known as The RWB/DFA Two-Year Government Portfolio.

    The AAM/DFA U.S. High Book to Market Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a Series of The DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 7% of the outstanding shares of the Series.

    The financial statements of the Series is included elsewhere in this report and should be read in conjunction with these financial statements.

    As of the close of business on November 30, 1997, The AAM/DFA Two-Year Corporate Fixed Income Portfolio and The AAM/DFA Two-Year Government Portfolio redeemed their entire interest in The DFA Two-Year Corporate Fixed Income Series and The DFA Two-Year Government Series, respectively, and received their share of the assets and liabilities of their Series. Immediately following this transaction, the respective Series were terminated.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by The AAM/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the AAM/DFA Two-Year Corporate Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Portfolios' intention to continue to qualify as regulated investment companies and distribute all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The AAM/DFA Two-Year Corporate Fixed Income Portfolio and The AAM/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatment of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolios or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the year ended November 30, 2000, the Portfolio's administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio.

                                                              ADMINISTRATIVE   ADVISORY
                                                                   FEES          FEES
                                                              --------------   --------
AAM/DFA U.S. High Book to Market Portfolio..................       0.01%          --
AAM/DFA Two-Year Corporate Fixed Income Portfolio...........         --         0.15%
AAM/DFA Two-Year Government Portfolio.......................         --         0.15%

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolios pay to Assante fees at the following effective annual rates of their average daily net assets for each Portfolio. Prior to April 7, 2000, Assante was known as Reinhardt Werba Bowen Advisory Services.

AAM/DFA U.S. High Book to Market Portfolio..................   0.15%
AAM/DFA Two-Year Corporate Fixed Income Portfolio...........   0.08%
AAM/DFA Two-Year Government Portfolio.......................   0.08%

    Until March 26, 1999, these fees were 0.09%, 0.04% 0.04%, respectively for each Portfolio.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the following portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                U.S. GOVERNMENT        OTHER INVESTMENT
                                                                   SECURITIES             SECURITIES
                                                              --------------------   ---------------------
                                                              PURCHASES    SALES     PURCHASES     SALES
                                                              ---------   --------   ---------   ---------
The AAM/DFA Two-Year Corporate Fixed Income Portfolio.......      --           --    $ 27,780    $ 67,262
The AAM/DFA Two-Year Government Portfolio...................      --       $9,859     101,549     135,855

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities for each Portfolio were as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
The AAM/DFA U.S. High Book to Market Portfolio..............          --              $(4,433)      $(4,433)
The AAM/DFA Two-Year Corporate Fixed Income Portfolio.......        $ 56                 (224)         (168)
The AAM/DFA Two-Year Government Portfolio...................         201                 (149)           52

    At November 30, 2000, the following Portfolios had capital loss carryforwards for federal income tax purposes.

                                                                        EXPIRES ON
                                                                       NOVEMBER 30,
                                                              ------------------------------
                                                                2007       2008      TOTAL
                                                              --------   --------   --------
The AAM/DFA Two-Year Corporate Fixed Income Portfolio.......    $87        $367       $454
The AAM/DFA Two-Year Government Portfolio...................     83         594        677

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. COMPONENTS OF NET ASSETS:

    At November 30, 2000, net assets consisted of (amounts in thousands):

                                                                                 AAM/DFA
                                                                 AAM/DFA         TWO-YEAR      AAM/DFA
                                                                U.S. HIGH       CORPORATE      TWO-YEAR
                                                              BOOK TO MARKET   FIXED INCOME   GOVERNMENT
                                                                PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                              --------------   ------------   ----------
Paid-In Capital.............................................     $115,972        $118,460      $121,130
Undistributed Net Investment Income.........................          444           1,353         1,851
Undistributed Net Realized Gain (Loss)......................       10,444             (43)         (692)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................        3,147            (168)           52
                                                                 --------        --------      --------
Total Net Assets............................................     $130,007        $119,602      $122,341
                                                                 ========        ========      ========

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities of AAM/DFA U.S. High Book to Market Portfolio and the statements of net assets of AAM/DFA Two-Year Corporate Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AAM/DFA U.S. High Book to Market Portfolio, AAM/DFA Two-Year Corporate Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at November 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
AAM/DFA INTERNATIONAL HIGH BOOK-TO-MARKET PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
JULY 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

            AAM/DFA INTERNATIONAL      MSCI EAFE INDEX (NET DIVIDENDS)
        HIGH BOOK-TO-MARKET PORTFOLIO
                   $10,000                         $10,000
Jul-93                        $10,383                          $10,350
Aug-93                        $10,983                          $10,909
Sep-93                        $10,777                          $10,663
Oct-93                        $11,046                          $10,992
Nov-93                        $10,291                          $10,031
Dec-93                        $11,111                          $10,755
Jan-94                        $12,045                          $11,664
Feb-94                        $11,921                          $11,632
Mar-94                        $11,599                          $11,130
Apr-94                        $11,983                          $11,602
May-94                        $12,056                          $11,536
Jun-94                        $12,191                          $11,699
Jul-94                        $12,430                          $11,812
Aug-94                        $12,617                          $12,092
Sep-94                        $12,170                          $11,711
Oct-94                        $12,679                          $12,101
Nov-94                        $12,011                          $11,519
Dec-94                        $12,085                          $11,592
Jan-95                        $11,602                          $11,147
Feb-95                        $11,570                          $11,115
Mar-95                        $12,253                          $11,808
Apr-95                        $12,632                          $12,252
May-95                        $12,558                          $12,106
Jun-95                        $12,433                          $11,893
Jul-95                        $13,126                          $12,634
Aug-95                        $12,675                          $12,153
Sep-95                        $12,748                          $12,390
Oct-95                        $12,506                          $12,056
Nov-95                        $12,845                          $12,391
Dec-95                        $13,471                          $12,891
Jan-96                        $13,599                          $12,944
Feb-96                        $13,684                          $12,988
Mar-96                        $13,877                          $13,264
Apr-96                        $14,413                          $13,650
May-96                        $14,273                          $13,399
Jun-96                        $14,326                          $13,474
Jul-96                        $13,941                          $13,081
Aug-96                        $13,994                          $13,110
Sep-96                        $14,240                          $13,458
Oct-96                        $14,100                          $13,321
Nov-96                        $14,721                          $13,851
Dec-96                        $14,534                          $13,672
Jan-97                        $14,038                          $13,194
Feb-97                        $14,170                          $13,410
Mar-97                        $14,214                          $13,459
Apr-97                        $14,137                          $13,530
May-97                        $15,216                          $14,411
Jun-97                        $15,866                          $15,205
Jul-97                        $16,086                          $15,451
Aug-97                        $15,029                          $14,297
Sep-97                        $15,579                          $15,097
Oct-97                        $14,765                          $13,938
Nov-97                        $14,137                          $13,796
Dec-97                        $14,075                          $13,916
Jan-98                        $14,922                          $14,552
Feb-98                        $15,895                          $15,486
Mar-98                        $16,606                          $15,963
Apr-98                        $16,652                          $16,089
May-98                        $16,800                          $16,010
Jun-98                        $16,641                          $16,132
Jul-98                        $16,824                          $16,295
Aug-98                        $14,625                          $14,276
Sep-98                        $13,835                          $13,839
Oct-98                        $15,209                          $15,281
Nov-98                        $15,874                          $16,064
Dec-98                        $16,182                          $16,698
Jan-99                        $15,853                          $16,648
Feb-99                        $15,454                          $16,252
Mar-99                        $16,404                          $16,929
Apr-99                        $17,378                          $17,615
May-99                        $16,499                          $16,708
Jun-99                        $17,238                          $17,360
Jul-99                        $17,848                          $17,875
Aug-99                        $18,025                          $17,941
Sep-99                        $18,085                          $18,122
Oct-99                        $18,003                          $18,793
Nov-99                        $17,944                          $19,445
Dec-99                        $18,832                          $21,191
Jan-00                        $17,380                          $19,846
Feb-00                        $16,937                          $20,379
Mar-00                        $17,872                          $21,170
Apr-00                        $17,404                          $20,057
May-00                        $17,736                          $19,567
Jun-00                        $18,967                          $20,332
Jul-00                        $18,352                          $19,480
Aug-00                        $18,512                          $19,650
Sep-00                        $17,970                          $18,693
Oct-00                        $17,835                          $18,252
Nov-00                        $17,810                          $17,567

         ANNUALIZED                                                    FROM
         TOTAL RETURN (%)            ONE YEAR       FIVE YEARS       JULY 1993
         ---------------------------------------------------------------------
                                      -0.75           6.75             8.09

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE (net dividends) courtesy of Morgan Stanley Capital International
Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (17,330,398 Shares, Cost
  $167,347)++ at Value......................................  $   209,178
Receivables:
  Investment Securities Sold................................          197
  Fund Shares Sold..........................................            2
                                                              -----------
    Total Assets............................................      209,377
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          199
Accrued Expenses and Other Liabilities......................           55
                                                              -----------
    Total Liabilities.......................................          254
                                                              -----------

NET ASSETS..................................................  $   209,123
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..................................   14,449,415
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     14.47
                                                              ===========
NET ASSETS CONSIST OF:
  Paid-In Capital...........................................  $   148,151
  Undistributed Net Investment Income.......................        3,996
  Undistributed Net Realized Gain...........................       15,145
  Unrealized Appreciation of Investment Securities..........       41,831
                                                              -----------
  Total Net Assets..........................................  $   209,123
                                                              ===========

--------------

++ The cost for federal income tax purposes is $171,228.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................  $  4,887
                                                              --------

EXPENSES
    Administrative Services.................................        23
    Accounting & Transfer Agent Fees........................        19
    Client Service Fee......................................       446
    Legal Fees..............................................         4
    Audit Fees..............................................         1
    Filing Fees.............................................        19
    Shareholders' Reports...................................        21
    Directors' Fees and Expenses............................         3
    Other...................................................         2
                                                              --------
        Total Expenses......................................       538
                                                              --------
    NET INVESTMENT INCOME...................................     4,349
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

    Capital Gain Distributions Received from The DFA
     Investment Trust Company...............................    15,596
    Net Realized Gain on Investment Securities Sold.........     3,245
    Change in Unrealized Appreciation (Depreciation) of
     Investment Securities..................................   (24,410)
                                                              --------

    NET LOSS ON INVESTMENT SECURITIES.......................    (5,569)
                                                              --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ (1,220)
                                                              ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                YEAR        YEAR
                                                                ENDED       ENDED
                                                              NOV. 30,    NOV. 30,
                                                                2000        1999
                                                              ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................  $  4,349    $  6,004
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................    15,596         630
  Net Realized Gain on Investment Securities Sold...........     3,245       5,717
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................   (24,410)     21,097
                                                              --------    --------
      Net Increase (Decrease) in Net Assets Resulting from
        Operations..........................................    (1,220)     33,448
                                                              --------    --------

Distributions From:
  Net Investment Income.....................................    (5,333)     (5,837)
  Net Realized Gains........................................    (6,764)       (919)
                                                              --------    --------
      Total Distributions...................................   (12,097)     (6,756)
                                                              --------    --------
Capital Share Transactions (1):
  Shares Issued.............................................    25,080      36,056
  Shares Issued in Lieu of Cash Distributions...............    12,097       6,756
  Shares Redeemed...........................................   (74,430)    (96,601)
                                                              --------    --------
      Net Decrease from Capital Share Transactions..........   (37,253)    (53,789)
                                                              --------    --------
      Total Decrease........................................   (50,570)    (27,097)
NET ASSETS
  Beginning of Period.......................................   259,693     286,790
                                                              --------    --------
  End of Period.............................................  $209,123    $259,693
                                                              ========    ========

(1)  SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................     1,721       2,537
  Shares Issued in Lieu of Cash Distributions...............       814         501
  Shares Redeemed...........................................    (5,069)     (6,747)
                                                              --------    --------
                                                                (2,534)     (3,709)
                                                              ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 YEAR           YEAR           YEAR           YEAR           YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED
                                               NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                 2000           1999           1998           1997           1996
                                               ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period.........  $  15.29       $  13.86       $  12.84       $  13.76       $  12.02
                                               --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................      0.30           0.35           0.30           0.22           0.22
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................     (0.39)          1.42           1.21          (0.77)          1.53
                                               --------       --------       --------       --------       --------
  Total from Investment Operations...........     (0.09)          1.77           1.51          (0.55)          1.75
                                               --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income......................     (0.32)         (0.29)         (0.27)         (0.23)         (0.01)
  Net Realized Gains.........................     (0.41)         (0.05)         (0.22)         (0.14)            --
                                               --------       --------       --------       --------       --------
  Total Distributions........................     (0.73)         (0.34)         (0.49)         (0.37)         (0.01)
                                               --------       --------       --------       --------       --------
Net Asset Value, End of Period...............  $  14.47       $  15.29       $  13.86       $  12.84       $  13.76
                                               ========       ========       ========       ========       ========
Total Return.................................     (0.75)%        13.03%         12.28%         (4.04)%        14.61%

Net Assets, End of Period (thousands)........  $209,123       $259,693       $286,790       $275,057       $257,371
Ratio of Expenses to Average Net
  Assets (1).................................      0.52%          0.50%          0.46%          0.50%          0.54%
Ratio of Net Investment Income to Average Net
  Assets.....................................      1.85%          2.20%          2.10%          1.72%          1.88%
Portfolio Turnover Rate......................       N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series ....................................         9%             6%            15%            23%            12%

--------------

 (1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                        INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirty-eight portfolios, which the AAM/ DFA International High Book to Market Portfolio (the "Portfolio") is presented in this report.

    Effective August 1, 2000, the RWB/DFA International High Book to Market Portfolio changed its name to the AAM/DFA International High Book to Market Portfolio.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a Series of The DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 13% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Series may be subject to taxes imposed by countries in which it invests, with respect to it investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets for each Fund.

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolio pays to Assante a fee at the effective annual rate of 0.19% of its average daily net assets. Until March 26, 1999, this fee was 0.13% of its average daily net assets. Prior to April 7, 2000, Assante was known as Reinhardt Werba Bowen Advisory Services.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation...............................  $37,950
Gross Unrealized Depreciation...............................       --
                                                              -------
    Net.....................................................  $37,950
                                                              =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000 borrowings under the line were as follows:

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AAM/ DFA International High Book to Market Portfolio (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
------------------------------------------------------------
U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
GROWTH OF $10,000              $10,000                    $10,000
Apr-93                          $9,971                     $9,872
May-93                         $10,079                    $10,070
Jun-93                         $10,293                    $10,292
Jul-93                         $10,440                    $10,407
Aug-93                         $10,693                    $10,783
Sep-93                         $10,507                    $10,800
Oct-93                         $10,634                    $10,793
Nov-93                         $10,535                    $10,570
Dec-93                         $10,788                    $10,771
Jan-94                         $11,098                    $11,178
Feb-94                         $10,598                    $10,796
Mar-94                         $10,169                    $10,394
Apr-94                         $10,329                    $10,594
May-94                         $10,259                    $10,716
Jun-94                         $10,045                    $10,460
Jul-94                         $10,490                    $10,785
Aug-94                         $10,793                    $11,095
Sep-94                         $10,478                    $10,726
Oct-94                         $10,683                    $10,875
Nov-94                         $10,204                    $10,436
Dec-94                         $10,327                    $10,556
Jan-95                         $10,565                    $10,881
Feb-95                         $11,163                    $11,311
Mar-95                         $11,334                    $11,559
Apr-95                         $11,749                    $11,924
May-95                         $12,361                    $12,426
Jun-95                         $12,631                    $12,595
Jul-95                         $13,185                    $13,033
Aug-95                         $13,582                    $13,217
Sep-95                         $14,051                    $13,695
Oct-95                         $13,474                    $13,560
Nov-95                         $14,211                    $14,247
Dec-95                         $14,313                    $14,605
Jan-96                         $14,720                    $15,060
Feb-96                         $14,939                    $15,175
Mar-96                         $15,459                    $15,433
Apr-96                         $15,712                    $15,492
May-96                         $15,978                    $15,685
Jun-96                         $15,513                    $15,698
Jul-96                         $14,824                    $15,104
Aug-96                         $15,413                    $15,536
Sep-96                         $15,721                    $16,155
Oct-96                         $16,235                    $16,780
Nov-96                         $17,406                    $17,996
Dec-96                         $17,235                    $17,766
Jan-97                         $17,852                    $18,628
Feb-97                         $18,207                    $18,902
Mar-97                         $17,374                    $18,221
Apr-97                         $17,945                    $18,986
May-97                         $19,338                    $20,048
Jun-97                         $19,933                    $20,908
Jul-97                         $21,931                    $22,480
Aug-97                         $21,608                    $21,680
Sep-97                         $22,747                    $22,989
Oct-97                         $21,582                    $22,348
Nov-97                         $21,811                    $23,336
Dec-97                         $22,116                    $24,017
Jan-98                         $22,411                    $23,678
Feb-98                         $24,369                    $25,272
Mar-98                         $25,736                    $26,819
Apr-98                         $25,878                    $26,998
May-98                         $25,661                    $26,599
Jun-98                         $25,599                    $26,939
Jul-98                         $24,711                    $26,465
Aug-98                         $20,213                    $22,527
Sep-98                         $21,238                    $23,820
Oct-98                         $22,973                    $25,666
Nov-98                         $24,411                    $26,862
Dec-98                         $24,817                    $27,775
Jan-99                         $25,298                    $27,998
Feb-99                         $24,648                    $27,603
Mar-99                         $25,444                    $28,174
Apr-99                         $28,151                    $30,806
May-99                         $28,123                    $30,467
Jun-99                         $28,593                    $31,350
Jul-99                         $27,409                    $30,432
Aug-99                         $26,425                    $29,303
Sep-99                         $25,006                    $28,280
Oct-99                         $25,964                    $29,909
Nov-99                         $25,541                    $29,676
Dec-99                         $26,036                    $29,818
Jan-00                         $24,211                    $28,846
Feb-00                         $22,034                    $26,703
Mar-00                         $25,157                    $29,961
Apr-00                         $25,914                    $29,613
May-00                         $25,862                    $29,924
Jun-00                         $24,065                    $28,556
Jul-00                         $25,128                    $28,913
Aug-00                         $26,598                    $30,521
Sep-00                         $26,165                    $30,802
Oct-00                         $27,198                    $31,560
Nov-00                         $26,325                    $30,389

ANNUALIZED                                  FROM
TOTAL RETURN (%)  ONE YEAR   FIVE YEARS  APRIL 1993
---------------------------------------------------
                    3.07       13.12       13.46

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE CAP HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Rusell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
GROWTH OF $10,000                 $10,000                          $10,000
Mar-94                             $9,733                           $9,569
Apr-94                            $10,060                           $9,975
May-94                            $10,119                           $9,918
Jun-94                            $10,239                          $10,058
Jul-94                            $10,438                          $10,155
Aug-94                            $10,598                          $10,396
Sep-94                            $10,228                          $10,068
Oct-94                            $10,658                          $10,404
Nov-94                            $10,099                           $9,903
Dec-94                            $10,159                           $9,966
Jan-95                             $9,757                           $9,583
Feb-95                             $9,736                           $9,556
Mar-95                            $10,312                          $10,152
Apr-95                            $10,633                          $10,533
May-95                            $10,573                          $10,408
Jun-95                            $10,463                          $10,225
Jul-95                            $11,052                          $10,862
Aug-95                            $10,676                          $10,448
Sep-95                            $10,740                          $10,652
Oct-95                            $10,536                          $10,365
Nov-95                            $10,826                          $10,653
Dec-95                            $11,351                          $11,083
Jan-96                            $11,464                          $11,128
Feb-96                            $11,537                          $11,166
Mar-96                            $11,698                          $11,404
Apr-96                            $12,154                          $11,736
May-96                            $12,040                          $11,520
Jun-96                            $12,083                          $11,584
Jul-96                            $11,760                          $11,246
Aug-96                            $11,811                          $11,271
Sep-96                            $12,019                          $11,570
Oct-96                            $11,904                          $11,452
Nov-96                            $12,434                          $11,908
Dec-96                            $12,271                          $11,755
Jan-97                            $11,861                          $11,343
Feb-97                            $11,969                          $11,529
Mar-97                            $12,013                          $11,571
Apr-97                            $11,948                          $11,632
May-97                            $12,855                          $12,389
Jun-97                            $13,413                          $13,072
Jul-97                            $13,598                          $13,284
Aug-97                            $12,706                          $12,291
Sep-97                            $13,174                          $12,980
Oct-97                            $12,483                          $11,983
Nov-97                            $11,955                          $11,861
Dec-97                            $11,907                          $11,964
Jan-98                            $12,627                          $12,511
Feb-98                            $13,456                          $13,314
Mar-98                            $14,051                          $13,724
Apr-98                            $14,095                          $13,832
May-98                            $14,227                          $13,764
Jun-98                            $14,089                          $13,869
Jul-98                            $14,245                          $14,009
Aug-98                            $12,382                          $12,273
Sep-98                            $11,716                          $11,898
Oct-98                            $12,883                          $13,138
Nov-98                            $13,448                          $13,810
Dec-98                            $13,711                          $14,356
Jan-99                            $13,439                          $14,313
Feb-99                            $13,099                          $13,972
Mar-99                            $13,906                          $14,555
Apr-99                            $14,732                          $15,144
May-99                            $13,985                          $14,364
Jun-99                            $14,616                          $14,924
Jul-99                            $15,144                          $15,368
Aug-99                            $15,292                          $15,425
Sep-99                            $15,347                          $15,580
Oct-99                            $15,278                          $16,157
Nov-99                            $15,231                          $16,717
Dec-99                            $15,983                          $18,219
Jan-00                            $14,752                          $17,062
Feb-00                            $14,383                          $17,521
Mar-00                            $15,182                          $18,201
Apr-00                            $14,787                          $17,243
May-00                            $15,071                          $16,822
Jun-00                            $16,121                          $17,480
Jul-00                            $15,597                          $16,748
Aug-00                            $15,735                          $16,894
Sep-00                            $15,280                          $16,071
Oct-00                            $15,167                          $15,692
Nov-00                            $15,155                          $15,103

ANNUALIZED                                  FROM
TOTAL RETURN (%)  ONE YEAR   FIVE YEARS  MARCH 1994
----------------------------------------------------
                    -0.50       6.96        6.35

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.9%)
 *Adelphia Communications Corp. Class A................      237,800   $    6,591,519
 Aetna, Inc............................................      544,726       36,666,869
 AK Steel Holding Corp.................................      675,675        6,165,534
 *Alaska Air Group, Inc................................      111,200        3,106,650
 Albemarle Corp........................................      102,100        2,252,581
 Alcoa, Inc............................................      226,988        6,398,224
 Alexander & Baldwin, Inc..............................      164,000        4,376,750
 *Allegheny Corp.......................................       17,158        3,262,165
 Alliant Energy Corp...................................      217,700        6,939,187
 Allmerica Financial Corp..............................       94,900        5,889,731
 Allstate Corp.........................................      878,800       33,614,100
 Amerada Hess Corp.....................................       65,000        3,981,250
 *America West Holdings Corp. Class B..................       19,400          180,662
 American Financial Group, Inc.........................      182,000        3,469,375
 American Greetings Corp. Class A......................      325,400        2,989,612
 American National Insurance Co........................       46,700        3,228,137
 AmerUs Group Co.......................................       45,600        1,330,950
 *AMR Corp.............................................      565,000       18,892,187
 Anadarko Petroleum Corp...............................       16,700          993,650
 *ANC Rental Corp......................................      258,575        1,381,760
 Arch Coal, Inc........................................       49,022          499,412
 Archer-Daniels Midland Co.............................    2,272,353       28,972,501
 *Arrow Electronics, Inc...............................      313,300        7,499,619
 Ashland, Inc..........................................      249,200        7,818,650
 Astoria Financial Corp................................       21,200          948,037
 AT & T Corp...........................................      788,700       15,478,237
 *AT & T Corp.- Liberty Media Group....................      766,800       10,399,725
 *At Home Corp.........................................    1,020,900        6,364,673
 *AutoNation, Inc......................................    2,068,600       13,316,612
 Bancwest Corp.........................................      369,800        7,719,575
 Bear Stearns Companies, Inc...........................      376,170       17,280,309
 Belo (A.H.) Corp. Class A.............................      331,800        5,640,600
 Bergen Brunswig Corp. Class A.........................      256,000        3,856,000
 Block Drug Co., Inc. Class A..........................        1,127           59,414
 Boise Cascade Corp....................................      213,400        6,161,925
 *Borders Group, Inc...................................       22,700          290,844
 Borg Warner Automotive, Inc...........................      100,800        3,691,800
 Bowater, Inc..........................................      171,600        9,148,425
 Brunswick Corp........................................      297,600        5,115,000
 Burlington Northern Santa Fe Corp.....................    1,635,700       41,403,656
 C.I.T. Group, Inc. Class A............................    1,079,500       18,149,094
 CBRL Group, Inc.......................................      270,000        5,847,187
 Centex Corp...........................................      229,000        8,100,875
 *Chris-Craft Industries, Inc..........................        4,894          327,286
 Cincinnati Financial Corp.............................      555,180       20,316,118
 *CNA Financial Corp...................................      639,200       23,770,250
 *CNET Networks, Inc...................................       38,114          815,878
 Coca-Cola Enterprises, Inc............................    1,794,800       39,373,425
 Commerce Group, Inc...................................       93,100        2,315,862
 Commercial Federal Corp...............................      104,700        1,753,725
 Conseco, Inc..........................................    1,208,100        8,683,219
 *Consolidated Stores Corp.............................      253,500        2,170,594
 Cooper Tire & Rubber Co...............................      306,400        2,834,200
 Corn Products International, Inc......................      125,200        3,036,100
 Countrywide Credit Industries, Inc....................      435,000       16,149,375

                                                            SHARES             VALUE+
                                                            ------             ------

 Crompton Corp.........................................        5,637   $       49,324
 Crown Cork & Seal Co., Inc............................      472,600        1,919,937
 CSX Corp..............................................      875,400       22,705,687
 Cummins Engine Co., Inc...............................      150,900        5,328,656
 Dana Corp.............................................      516,100        8,644,675
 Delphi Automotive Systems Corp........................       99,830        1,378,902
 Delta Air Lines, Inc..................................      422,500       20,068,750
 Dillards, Inc. Class A................................      358,500        3,943,500
 Dime Bancorp, Inc.....................................       53,800        1,338,275
 Earthgrains Co........................................      114,700        2,602,256
 Eastman Chemical Co...................................       83,200        3,593,200
 *Extended Stay America, Inc...........................      355,300        4,419,044
 *Federated Department Stores, Inc.....................      764,000       23,302,000
 First American Financial Corp.........................      124,300        2,703,525
 First Citizens Bancshares, Inc. NC....................       10,300          741,922
 *Florida East Coast Industries Inc Class B............        7,739          264,093
 Florida East Coast Industries, Inc....................       60,400        2,121,550
 Ford Motor Co.........................................    2,145,900       48,819,225
 Fortune Brands, Inc...................................      591,000       17,065,125
 GATX Corp.............................................      143,400        6,739,800
 General Motors Corp...................................    1,494,300       73,967,850
 *General Motors Corp. Class H.........................      826,438       17,966,762
 Georgia-Pacific Corp..................................      634,900       15,991,544
 Golden State Bancorp, Inc.............................      156,200        3,983,100
 Goodyear Tire & Rubber Co.............................      493,200        8,359,740
 Great American Financial Resources, Inc...............       37,600          676,800
 Greenpoint Financial Corp.............................      265,700        8,070,637
 Harris Corp...........................................      151,400        4,655,550
 Hasbro, Inc...........................................       79,000          913,437
 *Healthsouth Corp.....................................    1,481,200       20,644,225
 *Hearst-Argyle Television, Inc........................      238,600        4,309,712
 Heller Financial, Inc.................................       62,600        1,654,987
 Helmerich & Payne, Inc................................      151,600        4,519,575
 Hibernia Corp.........................................      301,300        3,596,769
 Hollinger International, Inc. Class A.................      268,700        3,862,562
 Horton (D.R.), Inc....................................      387,277        7,188,829
 *Humana, Inc..........................................      618,900        7,426,800
 IBP, Inc..............................................      375,600        8,427,525
 Ikon Office Solutions, Inc............................      541,400        1,624,200
 *Imation Corp.........................................        1,600           25,400
 IMC Global, Inc.......................................      445,300        5,287,937
 Independence Community Bank Corp......................       12,500          180,078
 *Ingram Micro, Inc....................................      269,200        3,802,450
 International Paper Co................................    1,430,775       48,467,503
 *K Mart Corp..........................................    1,780,400        9,792,200
 *Key3Media Group, Inc.................................       56,100          589,050
 Keycorp...............................................      972,500       24,251,719
 Lafarge Corp..........................................      257,500        5,085,625
 *Lear Corp............................................      110,900        2,425,937
 Liberty Corp..........................................       40,400        1,522,575
 Liberty Financial Companies, Inc......................      167,500        7,035,000
 Lincoln National Corp.................................      318,400       14,387,700
 Lockheed Martin Corp..................................      489,500       16,691,950
 Loews Corp............................................      363,400       34,341,300
 Longs Drug Stores Corp................................       50,900        1,011,637

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Louisiana-Pacific Corp................................      396,400   $    2,799,575
 Lubrizol Corp.........................................      182,000        3,924,375
 Lyondell Chemical Co..................................      457,200        6,172,200
 *Mandalay Resort Group................................      296,300        5,907,481
 *Manor Care, Inc......................................      222,000        3,774,000
 MBIA, Inc.............................................       93,100        6,412,262
 Mead Corp.............................................      406,300       10,741,556
 Millennium Chemicals, Inc.............................      346,800        5,505,450
 *MIPS Technologies, Inc., Class B.....................       69,525        1,544,759
 *Mony Group, Inc......................................       46,200        1,960,613
 Nabisco Group Holdings Corp...........................      629,900       18,503,313
 Norfolk Southern Corp.................................    1,594,000       22,913,750
 Northrop Grumman Corp.................................      249,000       20,993,813
 Occidental Petroleum Corp.............................      650,800       14,073,550
 *Office Depot, Inc....................................       93,800          621,425
 Old Republic International Corp.......................      512,475       13,356,380
 Omnicare, Inc.........................................      360,300        5,899,913
 *Owens-Illinois, Inc..................................      582,400        1,674,400
 Pacific Century Financial Corp........................      337,800        5,024,775
 *Pacificare Health Systems, Inc.......................       51,296          649,215
 *Pactiv Corp..........................................      615,100        7,188,981
 *Park Place Entertainment Corp........................      812,800       10,922,000
 Penney (J.C.) Co., Inc................................    1,140,000       10,972,500
 Penzoil Quaker State Co...............................       55,600          656,775
 Phelps Dodge Corp.....................................      287,085       14,103,051
 *Pioneer Natural Resources Co.........................      483,900        7,016,550
 Potlatch Corp.........................................      109,100        3,416,194
 *Pride International, Inc.............................       50,000          946,875
 Pulitzer, Inc.........................................        1,700           70,040
 Pulte Corp............................................      127,600        4,928,550
 Questar Corp..........................................      271,400        7,565,275
 Rayonier, Inc.........................................       83,000        2,962,063
 Raytheon Co. Class A..................................      383,900       12,428,763
 Raytheon Co. Class B..................................      850,100       29,806,631
 *Rite Aid Corp........................................      969,800        2,424,500
 RJ Reynolds Tobacco Holdings, Inc.....................      348,226       13,711,399
 Russell Corp..........................................      137,400        2,292,863
 *Ryder System, Inc....................................      279,500        4,856,313
 Safeco Corp...........................................      491,200       13,154,950
 Saint Paul Companies, Inc.............................      695,326       34,853,216
 *Saks, Inc............................................      756,000        6,378,750
 Sears, Roebuck & Co...................................      867,500       28,141,700
 *Sensormatic Electronics Corp.........................      196,500        3,512,438
 *Service Corp. International..........................      903,100        1,693,313
 *Silicon Graphics, Inc................................      573,800        2,295,200
 *Sinclair Broadcast Group, Inc. Class A...............      114,100        1,003,723
 *Six Flags, Inc.......................................      318,000        4,571,250
 *Smurfit-Stone Container Corp.........................      106,626        1,349,485
 Sovereign Bancorp, Inc................................      781,020        5,259,682
 *Spherion Corporation.................................      156,600        1,654,088
 Spiegel, Inc. Class A Non-Voting......................        9,600           48,150
 St. Joe Corp..........................................       33,500          665,813
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       18,480,000
 Sunoco, Inc...........................................      329,000        9,129,750
 Supervalu, Inc........................................      572,400       10,374,750

                                                            SHARES             VALUE+
                                                            ------             ------

 Tecumseh Products Co. Class A.........................       58,300   $    2,390,300
 Tecumseh Products Co. Class B.........................       15,400          626,588
 Temple-Inland, Inc....................................      201,700        9,278,200
 Tenet Healthcare Corp.................................      211,500        9,001,969
 Thomas & Betts Corp...................................      106,500        1,557,563
 Tidewater, Inc........................................      100,900        4,086,450
 Timken Co.............................................      274,800        3,692,625
 *Toys R Us, Inc.......................................      819,300       15,515,494
 Trinity Industries, Inc...............................       93,300        2,315,006
 Tyco International, Ltd...............................      124,375        6,560,781
 Tyson Foods, Inc. Class A.............................      488,200        6,834,800
 U.S. Industries, Inc..................................      358,000        2,394,125
 UAL Corp..............................................      190,500        6,691,313
 Ultramar Diamond Shamrock Corp........................      265,400        7,315,088
 UMB Financial Corp....................................       51,260        1,813,323
 Union Pacific Corp....................................      826,200       38,418,300
 *United Rentals, Inc..................................      294,300        4,580,044
 Unitrin, Inc..........................................      223,800        8,035,819
 UnumProvident Corp....................................      843,189       22,766,103
 USX-Marathon Group, Inc...............................      916,450       24,171,369
 USX-US Steel Group....................................      329,400        4,693,950
 Valero Energy Corp....................................      268,500        8,440,969
 Valhi, Inc............................................      158,500        2,030,781
 *Venator Group, Inc...................................      590,000        7,928,125
 *Vishay Intertechnology, Inc..........................      182,616        3,446,877
 Visteon Corp..........................................      280,969        4,179,414
 Wallace Computer Services, Inc........................       31,000          482,438
 Weis Markets, Inc.....................................       20,800          742,300
 Wesco Financial Corp..................................       13,540        3,858,900
 Westvaco Corp.........................................      399,350       11,007,084
 Weyerhaeuser Co.......................................      183,800        8,041,250
 *Worldcom, Inc........................................      619,500        9,273,141
 Worthington Industries, Inc...........................      140,800        1,293,600
 York International Corp...............................      137,800        3,600,025
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,810,164,275)................................                 1,725,859,706
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
  12/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 11/30/01, valued at $1,095,255) to be
  repurchased at $1,078,179.
  (Cost $1,078,000)....................................   $    1,078        1,078,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,811,242,275)++....................................                $1,726,937,706
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,811,411,732.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES          VALUE+
                                                               ------          ------
JAPAN -- (25.3%)
COMMON STOCKS -- (25.3%)
 Aichi Bank, Ltd.......................................       10,500   $      738,414
 Aisin Seiki Co., Ltd..................................      137,000        2,152,004
 Amada Co., Ltd........................................      376,000        3,071,919
 Amano Corp............................................      115,000          987,306
 Aomori Bank, Ltd......................................      170,000          759,674
 Aoyama Trading Co., Ltd...............................       41,100          293,118
 *Ashikaga Bank, Ltd...................................      808,000        1,488,041
 Autobacs Seven Co., Ltd...............................       10,300          249,663
 Awa Bank, Ltd.........................................      196,600          894,514
 Bank of Iwate, Ltd....................................       12,090          442,033
 Bank of Kyoto, Ltd....................................      347,400        1,455,195
 Bank of Nagoya, Ltd...................................      185,000          946,952
 *Bank of Osaka, Ltd...................................      315,000          560,209
 Bank of Yokohama, Ltd.................................      978,000        4,361,532
 Best Denki Co., Ltd...................................      153,000          835,642
 Canon Sales Co., Inc..................................      124,900        1,728,534
 Casio Computer Co., Ltd...............................       60,000          547,074
 Chiba Bank, Ltd.......................................      941,000        3,652,846
 Chiyoda Fire and Marine Insurance Co., Ltd............      444,150        1,198,876
 Chudenko Corp.........................................       84,460        1,043,825
 Chugoku Bank, Ltd.....................................      238,800        1,724,637
 Citizen Watch Co., Ltd................................      318,000        2,595,188
 Cosmo Oil Co., Ltd....................................      764,000        1,744,967
 Dai Nippon Pharmaceutical Co., Ltd....................      100,000        1,520,251
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      529,000        1,566,400
 Daicel Chemical Industries, Ltd.......................      485,000        1,541,195
 Daido Steel Co., Ltd..................................      126,000          331,007
 Daimaru, Inc..........................................       79,000          214,668
 Daio Paper Corp.......................................        3,000           24,591
 Daishi Bank, Ltd......................................      355,000        1,249,874
 Daito Trust Construction Co., Ltd.....................      180,784        2,970,330
 Daiwa Bank, Ltd.......................................      500,000          920,817
 Daiwa House Industry Co., Ltd.........................      663,000        4,201,689
 Daiwa Securities Co., Ltd.............................    1,500,000       15,775,767
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000          874,767
 Ehime Bank, Ltd.......................................      143,000          610,619
 Ezaki Glico Co., Ltd..................................      174,600        1,175,862
 Fuji Photo Film Co., Ltd..............................      355,000       14,293,432
 Fujikura, Ltd.........................................      108,000          929,159
 Fukui Bank, Ltd.......................................      343,000          910,363
 Fukuoka City Bank, Ltd................................      264,532        1,072,254
 Fukuyama Transporting Co., Ltd........................      266,000        1,236,694
 Futaba Corp...........................................       16,000          504,102
 Futaba Industrial Co., Ltd............................       85,000        1,113,422
 General Sekiyu KK.....................................       41,110          271,664
 Gunma Bank, Ltd.......................................      146,000          756,551
 Hachijuni Bank, Ltd...................................       45,000          244,964
 Hankyu Department Stores, Inc.........................       54,000          218,884
 Hanshin Electric Railway Co., Ltd.....................      141,000          372,958
 Higo Bank, Ltd........................................      308,000        1,203,960
 *Hino Motors, Ltd.....................................      404,000        1,382,273
 Hiroshima Bank, Ltd...................................      593,000        2,135,998
 Hitachi Maxell, Ltd...................................       96,000        1,932,633
 Hitachi Metals, Ltd...................................      360,000        2,814,451
 Hitachi, Ltd..........................................    3,717,000       35,468,338

                                                               SHARES          VALUE+
                                                               ------          ------

 Hokkoku Bank, Ltd.....................................      102,000   $      430,942
 Hokuetsu Paper Mills, Ltd.............................      162,000        1,044,207
 *Hokuriku Bank, Ltd...................................      891,000        1,866,117
 House Foods Corp......................................      117,000        1,568,504
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000        1,031,803
 Hyakujishi Bank, Ltd..................................      314,000        1,780,175
 Inax Corp.............................................      309,000        1,447,769
 *Ishikawajima-Harima Heavy Industries Co., Ltd........      380,000          891,929
 Itoham Foods, Inc.....................................      288,000        1,078,981
 Iyo Bank, Ltd.........................................       60,000          341,244
 Izumi Co., Ltd........................................       19,000          182,674
 Japan Airport Terminal Co., Ltd.......................       29,000          249,496
 *Japan Energy Corp....................................      320,000          701,988
 Joyo Bank, Ltd........................................      245,000          818,354
 Juroku Bank, Ltd......................................      349,000        1,452,445
 Kagoshima Bank, Ltd...................................      266,000        1,140,640
 Kajima Corp...........................................      826,000        2,386,181
 Kamigumi Co., Ltd.....................................      357,000        1,692,002
 Kandenko Co., Ltd.....................................      266,000        1,392,781
 Kansai Paint Co., Ltd., Osaka.........................      108,000          336,369
 *Kawasaki Heavy Industries, Ltd.......................      407,000          525,417
 Kikkoman Corp.........................................      259,000        2,062,252
 Kinden Corp...........................................       77,000          466,430
 Kissei Pharmaceutical Co., Ltd........................       41,000          866,110
 Koa Fire & Marine Insurance Co., Ltd..................       45,000          158,841
 *Kobe Steel, Ltd......................................    2,632,000        1,568,206
 Koito Manufacturing Co., Ltd..........................      146,000          640,564
 Kokuyo Co., Ltd.......................................       38,000          545,106
 Komatsu, Ltd..........................................    1,279,000        6,396,665
 Komori Corp...........................................       74,000        1,169,077
 Konica Corp...........................................       71,000          599,299
 Koyo Seiko Co.........................................      198,000        1,417,463
 Kubota Corp...........................................       25,000           89,148
 Lion Corp.............................................      325,000        1,229,336
 Makita Corp...........................................      209,000        1,669,794
 *Marubeni Corp........................................    1,942,000        4,628,353
 Maruichi Steel Tube, Ltd..............................      117,000        1,721,657
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       48,512,086
 Matsushita Electric Works, Ltd........................      190,000        2,161,212
 Michinoku Bank, Ltd...................................      187,000        1,139,511
 Mitsubishi Gas Chemical Co., Inc......................      548,000        2,018,431
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,669,684
 Mitsubishi Logistics Corp.............................        3,000           28,058
 Mitsubishi Materials Corp.............................      975,000        2,763,806
 *Mitsubishi Motors Corp...............................      866,000        2,579,913
 Mitsui Chemicals, Inc.................................          800            3,842
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          867,220
 Mori Seiki Co., Ltd...................................      121,000        1,359,966
 Musashino Bank, Ltd...................................       26,000          995,205
 Mycal Corp............................................       93,000          212,411
 NHK Spring Co., Ltd...................................       71,000          346,119
 *NKK Corp.............................................    2,612,000        1,768,511
 NTN Corp..............................................      398,000        1,189,281
 Nanto Bank, Ltd.......................................      288,000        1,003,582
 National House Industrial Co., Ltd....................       95,000          621,777
 Nichirei Corp.........................................      366,000        1,794,131
 Nifco, Inc............................................       45,000          453,773

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Nikko Securities Co., Ltd.............................      400,000   $    3,065,780
 Nippon Kayaku Co., Ltd................................       53,000          348,800
 Nippon Meat Packers, Inc., Osaka......................        4,000           54,888
 Nippon Mitsubishi Oil Company.........................    1,863,050       10,242,715
 Nippon Sanso Corp.....................................      367,000        1,709,579
 Nippon Shokubai Co., Ltd..............................      163,000          706,321
 Nishimatsu Construction Co., Ltd......................      364,000        1,265,131
 Nishi-Nippon Bank, Ltd................................       85,540          340,550
 Nissei Sangyo Co., Ltd................................      110,050        1,260,738
 Nisshin Flour Milling Co., Ltd........................       96,000          862,318
 Nisshin Steel Co., Ltd................................    1,318,000        1,118,450
 Nisshinbo Industries, Inc.............................      305,000        1,448,301
 *Nissho Iwai Corp.....................................      544,000          525,480
 North Pacific Bank, Ltd...............................       45,000          304,682
 Obayashi Corp.........................................      520,000        2,431,680
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          273,086
 Oita Bank, Ltd........................................      145,000          786,712
 Oji Paper Co., Ltd....................................      275,000        1,516,866
 Okumura Corp..........................................      322,000        1,017,413
 Onward Kashiyama Co., Ltd.............................        3,000           20,745
 Pioneer Electronic Corp...............................      140,000        4,474,089
 Q.P. Corp.............................................      168,000        1,471,141
 Rinnai Corp...........................................        1,000           18,461
 Ryosan Co., Ltd.......................................       53,000          951,665
 Sakura Bank, Ltd......................................      600,000        3,466,606
 San In Godo Bank, Ltd.................................      222,000        1,020,103
 Sanyo Electric Co., Ltd...............................    2,000,000       15,581,673
 Sanyo Shinpan Finance Co., Ltd........................       11,000          299,898
 Seino Transportation Co., Ltd.........................      197,000          899,891
 Sekisui Chemical Co., Ltd.............................      557,000        1,759,935
 Sekisui House, Ltd....................................      938,000        9,094,533
 Shiga Bank, Ltd.......................................      272,000        1,190,924
 Shikoku Bank, Ltd.....................................       25,000          139,702
 Shima Seiki Manufacturing Co., Ltd....................        5,000           86,665
 Shimachu Co., Ltd.....................................       20,200          271,896
 Shimadzu Corp.........................................      181,000          627,456
 Shimizu Corp..........................................      997,000        3,060,183
 Shohkoh Fund & Co., Ltd...............................        3,000          322,286
 Showa Shell Sekiyu KK.................................      110,000          546,171
 Snow Brand Milk Products Co., Ltd.....................      419,000        1,429,813
 Stanley Electric Co., Ltd.............................      100,000        1,141,994
 Sumitomo Corp.........................................      500,000        3,958,612
 Sumitomo Forestry Co., Ltd............................      139,000          853,291
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          949,263
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,565,407
 Sumitomo Realty & Development Co., Ltd................      488,000        2,656,504
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          144,460
 Suzuken Co., Ltd......................................        6,000          209,080
 Taiheiyo Cement Corp..................................    1,209,800        2,009,577
 Taisei Corp...........................................    1,325,000        2,141,126
 Takashimaya Co., Ltd..................................      214,000        1,543,597
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,367,405
 Teijin, Ltd...........................................      917,000        4,263,339
 Teikoku Oil Co., Ltd..................................      346,000        1,649,238
 Toda Corp.............................................      418,000        2,147,147
 Toho Bank, Ltd........................................      240,000          875,318
 Tokuyama Corp.........................................      248,000        1,067,931
 Tokyo Style Co., Ltd..................................      133,000        1,207,878
 Tokyo Tomin Bank, Ltd.................................       30,900          740,621
 Toppan Printing Co., Ltd..............................      100,000          870,263
 Toray Industries, Inc.................................       25,000           99,981

                                                               SHARES          VALUE+
                                                               ------          ------

 Toshiba TEC Corp......................................      345,000   $    1,121,230
 Tostem Corp...........................................      188,000        2,695,142
 Toto, Ltd.............................................      247,000        1,770,479
 Toyo Seikan Kaisha, Ltd...............................      287,600        4,959,016
 Toyo Suisan Kaisha, Ltd...............................      116,000          899,548
 Toyo Trust & Banking Co., Ltd.........................      728,000        2,365,959
 Toyobo Co., Ltd.......................................      468,000          980,183
 Toyoda Machine Works, Ltd.............................       38,000          226,413
 Toyota Auto Body Co., Ltd.............................       86,000          784,915
 Toyota Tsusho Corp....................................      314,000        1,077,176
 UNY Co., Ltd..........................................       17,000          224,986
 *Victor Co. of Japan, Ltd.............................      246,000        1,783,298
 Wacoal Corp...........................................      149,000        1,333,009
 Yamagata Bank, Ltd....................................      153,700          738,174
 Yamaguchi Bank........................................      133,000          826,063
 Yamaha Corp...........................................       60,000          609,364
 Yamatake-Honeywell Co., Ltd...........................       87,000          981,754
 Yamazaki Baking Co., Ltd..............................       64,000          458,170
 Yasuda Trust & Banking Co., Ltd.......................    1,434,000        1,268,670
 Yokogawa Electric Corp................................      337,000        2,814,135
 Yokohama Rubber Co., Ltd..............................      410,000          921,630
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $447,204,948)..................................                   389,703,610
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $34,817)......................................                        34,838
                                                                       --------------
TOTAL -- JAPAN
  (Cost $447,239,765)..................................                   389,738,448
                                                                       --------------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
 3I Group P.L.C........................................       41,199          731,214
 Abbey National P.L.C..................................      191,597        3,001,267
 Aggregate Industries P.L.C............................    1,340,671        1,244,851
 Alliance & Leicester P.L.C............................      348,000        3,255,944
 Allied Domecq P.L.C...................................      869,994        5,324,788
 Antofagasta Holdings P.L.C............................      160,000          875,510
 Associated British Foods P.L.C........................      766,096        5,256,326
 Associated British Ports Holdings P.L.C...............      375,400        1,766,795
 *AWG P.L.C............................................      151,281        1,321,049
 BAA P.L.C.............................................    1,104,525        9,410,306
 BG Group P.L.C........................................    2,666,548       10,820,532
 BOC Group P.L.C.......................................      146,294        2,050,014
 BPB P.L.C.............................................      458,500        1,543,678
 Barclays P.L.C........................................      363,361       10,183,538
 Barratt Developments P.L.C............................      226,000        1,012,393
 Bass P.L.C............................................      682,070        7,193,754
 Berkeley Group P.L.C..................................      122,792        1,219,360
 Blue Circle Industries P.L.C..........................      351,316        2,298,388
 Bodycote International P.L.C..........................      210,360          572,556
 Britannic P.L.C.......................................      181,600        2,735,259
 British Airways P.L.C.................................      935,331        5,303,701
 British Land Co. P.L.C................................      502,381        3,276,006
 Brixton Estate P.L.C..................................      235,685          805,198
 CGU P.L.C.............................................    1,859,628       28,075,622
 *Canary Wharf Group P.L.C.............................      468,000        3,572,607
 Caradon P.L.C.........................................      325,625          909,364
 Carillion P.L.C.......................................       30,675           47,833
 Chelsfield P.L.C......................................      239,306        1,314,556
 Cookson Group P.L.C...................................      623,302        1,603,721

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Corus Group P.L.C.....................................    2,724,027   $    2,210,755
 DeVere Group P.L.C....................................      106,442          398,355
 Debenhams P.L.C.......................................      307,171        1,227,957
 Enterprise Oil P.L.C..................................      354,000        2,960,799
 Glynwed International P.L.C...........................      178,000          492,049
 Great Portland Estates P.L.C..........................      118,365          449,689
 Great Universal Stores P.L.C..........................      819,700        6,135,395
 HSBC Holdings P.L.C...................................       82,776        1,090,119
 Halifax P.L.C.........................................      130,000        1,212,615
 Hammerson P.L.C.......................................      280,000        1,762,360
 Hanson P.L.C..........................................      599,300        3,249,596
 Hilton Group P.L.C....................................    1,251,117        3,325,469
 IMI P.L.C.............................................       24,000           72,468
 Independent Insurance Group P.L.C.....................      130,000          684,630
 *Innogy Holdings PLC..................................      755,400        1,981,082
 Invensys P.L.C........................................        3,503            8,516
 Johnson Matthey P.L.C.................................      178,000        2,699,961
 Kelda Group P.L.C.....................................      161,510          942,156
 LaPorte P.L.C.........................................       13,000          103,201
 *LaPorte P.L.C. Redeemable Series B...................      117,000            1,493
 Lasmo P.L.C...........................................      989,335        2,457,848
 *Lattice Group PLC....................................    2,666,548        5,632,347
 Liberty International P.L.C...........................      282,297        1,966,905
 Lonmin P.L.C..........................................      238,387        3,274,614
 Marks & Spencer P.L.C.................................    1,296,543        3,593,250
 Mersey Docks & Harbour Co. P.L.C......................       53,050          386,547
 Millennium and Copthorne Hotels P.L.C.................      258,000        1,506,852
 Morgan Crucible Company P.L.C.........................       16,561           70,431
 National Power P.L.C..................................      755,400        2,752,097
 Northern Foods P.L.C..................................      433,000          883,902
 Northern Rock P.L.C...................................      344,000        2,015,232
 P and O Princess Cruises P.L.C........................      483,977        1,749,519
 Peninsular & Oriental Steam Navigation Co.............      504,261        2,282,128
 Pennon Group P.L.C....................................       48,265          478,943
 Pilkington P.L.C......................................    1,156,482        1,672,217
 Pillar Property P.L.C.................................       21,250          109,953
 Powergen P.L.C........................................      539,968        4,454,969
 RMC Group P.L.C.......................................      252,000        2,025,524
 Railtrack Group P.L.C.................................      352,000        4,725,485
 Rank Group P.L.C......................................      793,530        1,991,087
 Rexam P.L.C...........................................      427,809        1,370,604
 Rio Tinto P.L.C.......................................      645,967        9,660,876
 Rolls-Royce P.L.C.....................................      918,985        2,657,616
 Royal & Sun Alliance Insurance Group P.L.C............    1,534,972       11,728,512
 Royal Bank of Scotland Group P.L.C....................      604,303       12,421,569
 *Royal Bank of Scotland P.L.C.........................      600,000          697,459
 Safeway P.L.C.........................................    1,106,970        5,052,955
 Sainsbury (J.) P.L.C..................................    1,616,183        9,502,341
 Scottish & Newcastle P.L.C............................      507,900        3,794,395
 Severn Trent P.L.C....................................      210,597        2,248,024
 Shell Transport & Trading Co., P.L.C..................      105,377          830,566
 Signet Group P.L.C....................................      803,000          646,004
 Slough Estates P.L.C..................................      399,400        2,208,139
 Smith (David S.) Holdings P.L.C.......................      298,000          623,106
 Smith (W.H.) P.L.C....................................      203,000        1,260,445
 Stagecoach Holdings P.L.C.............................    1,204,685          999,040
 Tate & Lyle P.L.C.....................................      443,200        1,558,135
 Taylor Woodrow P.L.C..................................      410,139        1,029,101
 Tesco P.L.C...........................................    4,488,133       18,005,528
 Thistle Hotels P.L.C..................................      466,707          760,844

                                                               SHARES          VALUE+
                                                               ------          ------

 Trinity P.L.C.........................................      160,450   $    1,065,622
 Unigate P.L.C.........................................      233,600          745,091
 Unilever P.L.C........................................      800,000        6,623,027
 United Utilities P.L.C................................      265,595        2,697,676
 Whitbread P.L.C.......................................      506,736        4,017,367
 Wilson Bowden P.L.C...................................       96,900          982,163
 Wolseley P.L.C........................................      473,109        2,595,529
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $264,085,555)..................................                   297,546,379
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $23,937)......................................                        24,209
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $264,109,492)..................................                   297,570,588
                                                                       --------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France SA)...............      103,514        6,442,761
 Air Liquide...........................................        7,865        1,029,022
 Aventis...............................................      100,000        7,847,524
 Banque Nationale de Paris.............................      324,843       25,110,386
 Bouygues..............................................       20,280          891,510
 *Credit Lyonnais SA...................................       15,000          509,893
 De la Rue Imperiale de Lyon...........................          500          926,208
 Dior (Christian) SA...................................      124,400        5,560,678
 Eridania Beghin-Say SA................................       18,900        1,892,024
 Esso SA...............................................        7,535          426,347
 Fimalac SA............................................       12,500          413,595
 Generale des Establissements Michelin SA Series B.....       75,500        2,168,842
 Groupe Danone.........................................       85,000       11,298,606
 Imerys................................................       11,000        1,110,753
 Lafarge SA............................................       76,032        5,708,506
 Lapeyre SA............................................       12,300          645,638
 Pechiney SA Series A..................................       55,475        2,165,842
 Pernod-Ricard SA......................................       38,900        2,177,346
 Peugeot SA............................................       37,150        7,674,030
 Rallye SA.............................................       17,220          966,102
 Remy Cointreau SA.....................................       28,050        1,002,335
 SEB SA................................................        9,000          462,234
 SGE (Societe Generale d'Enterprise SA)................       50,580        2,732,043
 Saint-Gobain..........................................       65,436        9,028,444
 Societe des Ciments de Francais.......................       21,500          975,086
 Societe Financiere Interbail SA.......................       11,550          296,600
 Societe Generale, Paris...............................      281,728       15,205,077
 Suez Lyonnaise des Eaux SA............................       30,000        5,084,569
 Thomson-CSF...........................................       87,203        3,795,494
 Total SA..............................................      180,000       25,744,057
 Usinor................................................      167,800        1,780,584
 Valeo SA..............................................       46,400        2,140,724
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $98,147,152)...................................                   153,212,860
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864          422,737
                                                                       --------------
TOTAL -- FRANCE
  (Cost $98,373,936)...................................                   153,635,597
                                                                       --------------

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
GERMANY -- (9.4%)
COMMON STOCKS -- (9.4%)
 BASF AG...............................................      640,050   $   24,431,516
 BHW Holding AG, Berlin................................      167,300        4,077,753
 Bankgesellschaft Berlin AG............................      233,550        3,141,053
 Bayer AG..............................................      168,100        7,433,585
 Bayerische Vereinsbank AG.............................      290,000       14,843,702
 Berliner Kraft & Licht Bewag AG.......................      177,600        1,808,822
 Commerzbank AG........................................      408,050       10,265,453
 Continental AG........................................       44,100          643,014
 DBV Holding AG........................................       44,000        1,493,772
 DaimlerChrysler AG, Stuttgart.........................       15,400          605,265
 Degussa-Huels AG......................................        7,800          231,535
 Deutsche Bank AG......................................      359,305       26,366,820
 Deutsche Lufthansa AG.................................      305,250        6,762,548
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        2,928,349
 Dresdner Bank AG......................................      331,200       12,454,921
 Dyckerhoff AG.........................................       29,750          621,534
 FPB Holding AG........................................        5,789          781,596
 Fresenius Medical Care AG.............................       37,600        3,174,874
 Gehe AG...............................................        3,600          132,089
 Heidelberger Druckmaschinen AG........................        4,200          239,473
 Heidelberger Zement AG, Heidelberg....................       27,170        1,249,029
 Hochtief AG...........................................       91,150        1,824,952
 Hoechst AG............................................       27,900          864,612
 Karstadt Quelle AG....................................       70,000        2,132,716
 Linde AG..............................................       76,000        3,489,819
 MAN AG................................................      140,000        3,765,767
 Merck KGAA............................................       58,000        2,297,240
 SCA Hygiene Products AG...............................        3,550          621,143
 Thyssen Krupp AG......................................      108,750        1,443,664
 Veba AG...............................................       24,000        1,361,944
 Vereins & Westbank AG.................................       73,187        2,038,688
 Volkswagen AG.........................................       15,550          776,979
                                                                       --------------
TOTAL -- GERMANY
  (Cost $122,319,838)..................................                   144,304,227
                                                                       --------------
NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 ABN-AMRO Holding NV...................................    1,368,798       28,715,959
 Asr Verzekeringsgroep NV..............................       42,639        3,878,736
 Buhrmann NV...........................................       82,274        2,037,566
 DSM NV................................................      129,437        3,748,678
 Fortis (NL)...........................................      573,133       16,863,163
 Ing Groep NV..........................................      740,607       53,367,904
 *KLM (Koninklijke Luchtvaart Mij) NV..................       61,019        1,155,291
 Koninklijke KPN NV....................................       42,559          573,494
 *Koninklijke Philips Electronics NV...................      392,656       12,992,030
 Koninklijke Vopak NV..................................       38,986          770,374
 NV Holdingsmij de Telegraaf...........................        6,800          131,706
 Vendex KBB NV.........................................       11,723          164,400
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $60,736,436)...................................                   124,399,301
                                                                       --------------
SWITZERLAND -- (7.8%)
COMMON STOCKS -- (7.8%)
 Ascom Holding AG......................................       70,500        4,782,587
 Baloise-Holding, Basel................................       26,676       27,940,065
 Banque Cantonale Vaudois..............................        5,795        1,852,931
 Bobst SA, Prilly......................................          513          653,164
 Ciba Spezialitaetenchemie Holding AG..................        2,100          125,220

                                                               SHARES          VALUE+
                                                               ------          ------

 Financiere Richemont AG...............................        8,973   $   24,767,186
 Fischer (Georg) AG, Schaffhausen (Namen)..............       12,987        3,284,628
 *Givaudan SA, Vernier.................................          892          222,518
 Helvetia Patria Holding, St. Gallen...................        4,830        4,452,254
 Intershop Holding AG, Zuerich.........................        5,400        2,628,835
 Jelmoli Holding AG, Zuerich...........................          500          697,105
 Pargesa Holding SA, Geneve............................        1,935        3,678,813
 Roche Holding AG, Basel...............................          812        9,356,186
 Sairgroup, Zuerich....................................       37,480        5,549,394
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        5,166,277
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................        8,066        5,041,976
 Sika Finanz AG, Baar..................................        1,280          321,152
 *Sulzer AG, Winterthur................................        8,280        5,261,610
 UBS AG................................................       14,000        1,935,763
 *Unaxis Holding AG....................................       34,000        7,443,468
 Zurich Versicherungs-Gesellschaft - Allied AG.........        9,364        5,049,520
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $84,082,185)...................................                   120,210,652
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $118).........................................                           121
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $84,082,303)...................................                   120,210,773
                                                                       --------------
ITALY -- (4.3%)
COMMON STOCKS -- (4.3%)
 Banca Commerciale Italiana SpA........................      741,970        4,637,434
 Banca di Roma.........................................    7,168,500        7,737,789
 Banca Intesa SpA, Milano..............................    4,824,355       21,039,911
 Banca Popolare di Milano..............................      159,000        1,018,690
 Banca Toscana.........................................      607,000        2,198,107
 CIR SpA (Cie Industriale Riunite), Torino.............      400,000          995,848
 Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      902,500        1,846,214
 Fiat SpA..............................................      399,789        9,779,217
 IFIL Finanziaria Partecipazioni SpA...................      510,187        4,174,689
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      378,560        2,982,292
 Milano Assicurazioni SpA..............................      199,000          703,309
 Parmalat Finanziaria SpA..............................      900,000        1,441,542
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       32,000          593,330
 San Paolo-IMI SpA.....................................      400,000        6,208,379
                                                                       --------------
TOTAL -- ITALY
  (Cost $41,942,268)...................................                    65,356,751
                                                                       --------------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
 Aceralia Corporacion Siderurgica SA...................       22,500          174,513
 Acerinox SA...........................................      154,740        4,027,548
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        2,664,074
 Autopistas Concesionaria Espanola SA..................      476,478        3,654,144
 Azucarera Ebro Agricolas SA...........................      111,600        1,269,716

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Banco Pastor SA, La Coruna............................       39,600   $    1,571,907
 Cia Espanola de Petroleous SA.........................      449,382        3,516,756
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          663,579
 Endesa SA, Madrid.....................................      190,892        3,089,115
 Grupo Dragados SA, Madrid.............................      456,567        4,530,815
 Hidroelectrica del Cantabrico SA......................      299,700        5,533,429
 Iberdrola SA..........................................      535,000        6,403,588
 Metrovacesa SA........................................       94,462        1,219,453
 Union Electrica Fenosa SA.............................      230,000        4,120,407
 Vallehermoso SA.......................................      240,000        1,318,280
                                                                       --------------
TOTAL -- SPAIN
  (Cost $42,282,441)...................................                    43,757,324
                                                                       --------------
SWEDEN -- (2.4%)
COMMON STOCKS -- (2.4%)
 Assidomaen AB.........................................      213,850        3,667,716
 Gambro AB Series A....................................      351,000        2,397,483
 Gambro AB Series B....................................      125,700          852,319
 Holmen AB Series A....................................        6,300          156,422
 Holmen AB Series B....................................      119,200        2,935,832
 NCC AB Series A.......................................       45,400          303,311
 NCC AB Series B.......................................      104,400          702,687
 Perstorp AB Series B..................................       77,800          535,287
 SSAB Swedish Steel Series A...........................      129,900        1,081,567
 SSAB Swedish Steel Series B...........................       48,000          373,331
 Skandinaviska Enskilda Banken Series A................      196,000        2,100,983
 Skandinaviska Enskilda Banken Series C................        9,800           93,811
 Svedala Industri AB...................................       28,700          420,685
 Svenska Cellulosa AB Series A.........................       57,000        1,108,326
 Svenska Cellulosa AB Series B.........................      266,500        5,235,057
 Svenska Handelsbanken Series A........................      240,000        3,829,034
 Svenska Kullagerfabriken AB Series A..................       68,400          896,891
 Svenska Kullagerfabriken AB Series B..................       89,700        1,274,575
 Sydkraft AB Series C..................................        6,600           99,375
 Trelleborg AB Series B................................      146,400        1,051,070
 Volvo AB Series A.....................................      194,100        2,787,058
 Volvo AB Series B.....................................      373,100        5,543,314
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $45,107,055)...................................                    37,446,134
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $52,894)......................................                        53,547
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $45,159,949)...................................                    37,499,681
                                                                       --------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
 Amoy Properties, Ltd..................................    4,570,500        4,043,420
 Great Eagle Holdings, Ltd.............................      710,191        1,047,150
 Hang Lung Development Co., Ltd........................    2,126,000        1,594,613
 Hysan Development Co., Ltd............................    1,683,822        2,029,365
 Kerry Properties, Ltd.................................    1,261,000        1,309,592
 New World Development Co., Ltd........................    2,246,105        2,347,057
 *New World Infrastructure, Ltd........................      880,800          688,879
 Shangri-La Asia, Ltd..................................    2,982,000        3,001,327

                                                               SHARES          VALUE+
                                                               ------          ------

 Sino Land Co., Ltd....................................    4,976,107   $    2,041,624
 Swire Pacific, Ltd. Series A..........................    1,062,000        6,808,172
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000          866,728
 Wharf Holdings, Ltd...................................    3,776,914        7,675,424
 Wheelock and Co., Ltd.................................    3,243,000        2,182,943
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $55,860,557)...................................                    35,636,294
                                                                       --------------
AUSTRALIA -- (1.6%)
COMMON STOCKS -- (1.6%)
 AMP, Ltd..............................................      116,482        1,149,375
 Amcor, Ltd............................................      505,844        1,348,371
 CSR, Ltd..............................................      842,897        1,949,899
 Goodman Fielder, Ltd..................................      952,125          635,744
 Hanson P.L.C..........................................       65,823          337,417
 MIM Holdings..........................................    1,454,202          841,012
 Mayne Nickless, Ltd...................................       97,713          277,005
 Normandy Mining, Ltd..................................    1,322,098          618,641
 Orica, Ltd............................................      206,802          599,089
 Pacific Dunlop, Ltd...................................      717,600          565,925
 Quantas Airways, Ltd..................................    1,008,549        1,850,578
 Rio Tinto, Ltd........................................      516,023        7,131,461
 Santos, Ltd...........................................      369,827        1,199,689
 Seven Network, Ltd....................................       34,926          117,153
 St. George Bank, Ltd..................................      359,871        2,506,961
 Stockland Trust Group.................................      162,426          328,777
 Suncorp-Metway Limited................................       52,500          291,286
 WMC, Ltd..............................................      844,189        3,213,388
 Westpac Banking Corp..................................       15,646          115,164
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $30,523,552)...................................                    25,076,935
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $66,497)......................................                        67,231
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $131).........................................           99               79
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP Ltd. Contingent Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $30,590,180)...................................                    25,144,245
                                                                       --------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
 Fortum Oyj............................................      937,360        3,312,832
 Huhtamaki Van Leer Oyj................................       44,600        1,017,581
 Kesko Oyj.............................................      232,100        2,180,035
 Metra Oyj Series B....................................       82,300        1,368,359
 Metsa-Serla Oyj Series B..............................      437,500        2,970,569
 Metso Oyj.............................................      112,709        1,064,523
 Outokumpu Oyj Series A................................      351,300        2,645,216
 Stora Enso Oyj Series A...............................      139,100        1,386,435
 Stora Enso Oyj Series R...............................      408,700        4,084,261
 Upm-Kymmene Oyj.......................................      128,500        3,691,339
 Uponor Oyj Series A...................................        4,700           74,462
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,098,148)...................................                    23,795,612
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
DENMARK -- (1.4%)
COMMON STOCKS -- (1.4%)
 Carlsberg A.S. Series B...............................       38,150   $    1,879,374
 Danisco A.S...........................................       52,630        1,978,315
 Danske Bank A.S.......................................      631,253       10,316,626
 FLS Industries........................................        2,740           38,489
 Jyske Bank A.S........................................       49,950          909,633
 *Nordic Baltic Holding AB.............................      925,918        6,615,015
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,142,212)...................................                    21,737,452
                                                                       --------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Bekaert SA............................................       34,000        1,391,053
 Electrafina SA........................................        8,000        1,156,019
 *Fortis AG............................................       32,270          181,186
 *Fortis AG VVPR.......................................      290,430            2,528
 *Glaverbel SA VVPR....................................           22                0
 Groupe Bruxelles Lambert SA, Bruxelles................        6,300        1,451,100
 Heidelberger Zement AG................................        7,666          348,342
 *Heidelberger Zement AG VVPR..........................        7,666               67
 Nationale a Portefeuille..............................        4,029          384,042
 Sofina SA.............................................       10,500          365,609
 Solvay SA.............................................      101,490        4,841,397
 Suez Lyonnaise des Eaux SA............................       19,080        3,247,073
 *Suez Lyonnaise des Eaux SA CVG.......................       19,080            1,163
 *Suez Lyonnaise des Eaux SA VVPR......................       19,080              166
 Tessenderlo Chemie....................................       14,400          379,815
 Union Miniere SA......................................       40,200        1,415,505
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $15,834,622)...................................                    15,165,068
                                                                       --------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 City Developments, Ltd................................      120,000          547,336
 Fraser & Neave, Ltd...................................      769,000        2,806,009
 Keppel Corp., Ltd.....................................    1,379,000        2,641,717
 Keppel Land, Ltd......................................    1,200,000        1,772,000
 Keppel Tatlee Bank, Ltd...............................    1,084,000        1,903,544
 *Neptune Orient Lines, Ltd............................    1,162,000          914,257
 Singapore Land, Ltd...................................    1,048,000        2,103,230
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $17,978,933)...................................                    12,688,093
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................      105,892        1,827,297
 Den Norske Bank ASA Series A..........................      589,194        2,713,390
 *Kvaerner ASA.........................................       47,956          362,049
 Norsk Hydro ASA.......................................       31,700        1,271,828
 Norske Skogindustrier ASA Series A....................       30,000        1,132,443
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,776,475)....................................                     7,307,007
                                                                       --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       80,345        1,249,129

                                                               SHARES          VALUE+
                                                               ------          ------

 Cimpor Cimentos de Portugal SA........................      100,653   $    2,321,879
 Portugal Telecom SA...................................      300,000        2,454,799
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $5,721,563)....................................                     6,025,807
                                                                       --------------
IRELAND -- (0.3%)
COMMON STOCKS -- (0.3%)
 Allied Irish Banks P.L.C..............................       36,030          392,050
 Independent News & Media P.L.C........................      495,010        1,314,258
 Jefferson Smurfit Group P.L.C.........................    1,432,273        2,281,623
                                                                       --------------
TOTAL -- IRELAND
  (Cost $4,683,921)....................................                     3,987,931
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bank Austria AG.......................................       47,110        2,304,710
 Voest-Alpine Stahl AG.................................       23,100          535,891
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,840,601
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................    1,509,500        1,089,703
 Lion Nathan, Ltd......................................      476,400        1,045,391
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $3,178,185)....................................                     2,135,094
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $15,587)......................................                        16,157
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $4,984,103) to be
   repurchased at $4,909,817.
   (Cost $4,909,000)...................................   $    4,909        4,909,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,400,137,277)++..............................                $1,537,944,698
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,403,127,335.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                THE U.S.         THE DFA
                                                                LARGE CAP     INTERNATIONAL
                                                                  VALUE           VALUE
                                                                 SERIES          SERIES
                                                              -------------   -------------
ASSETS:
Investments at Value........................................  $  1,726,938    $  1,537,945
Collateral for Securities Loaned............................        15,534          80,105
Receivables:
  Dividends, Interest, and Tax Reclaims.....................         6,209           4,528
  Investment Securities Sold................................            --           1,531
  Fund Shares Sold..........................................         4,800          11,002
Prepaid Expenses and Other Assets...........................             4              16
                                                              ------------    ------------
    Total Assets............................................     1,753,485       1,635,127
                                                              ------------    ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................        15,534          80,105
  Fund Shares Redeemed......................................         2,301           1,088
Accrued Expenses and Other Liabilities......................           307             453
                                                              ------------    ------------
    Total Liabilities.......................................        18,142          81,646
                                                              ------------    ------------

NET ASSETS..................................................  $  1,735,343    $  1,553,481
                                                              ============    ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   117,964,911     128,660,985
                                                              ============    ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      14.71    $      12.07
                                                              ============    ============
Investments at Cost.........................................  $  1,811,242    $  1,400,137
                                                              ============    ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

                                                               THE U.S.       THE DFA
                                                              LARGE CAP    INTERNATIONAL
                                                                VALUE          VALUE
                                                                SERIES        SERIES
                                                              ----------   -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $3,280
    respectively)...........................................  $  39,951      $ 36,513
  Interest..................................................        788         1,335
  Income from Securities Lending............................        190         1,300
                                                              ---------      --------
    Total Investment Income.................................     40,929        39,148
                                                              ---------      --------

EXPENSES
  Investment Advisory Services..............................      1,737         3,237
  Accounting & Transfer Agent Fees..........................        652           814
  Custodian Fees............................................        178           423
  Legal Fees................................................         17            20
  Audit Fees................................................         17            20
  Shareholders' Reports.....................................         27            43
  Trustees' Fees and Expenses...............................          9            17
  Other.....................................................         61           110
                                                              ---------      --------
    Total Expenses..........................................      2,698         4,684
                                                              ---------      --------
  NET INVESTMENT INCOME.....................................     38,231        34,464
                                                              ---------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities Sold...........    167,552        51,632
  Net Realized Loss on Foreign Currency Transactions........         --        (1,064)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   (153,465)      (89,106)
    Translation of Foreign Currency Denominated Amounts.....         --           (57)
                                                              ---------      --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................     14,087       (38,595)
                                                              ---------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $  52,318      $ (4,131)
                                                              =========      ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                          THE U.S. LARGE CAP         THE DFA INTERNATIONAL
                                                             VALUE SERIES                VALUE SERIES
                                                       -------------------------   -------------------------
                                                          YEAR          YEAR          YEAR          YEAR
                                                          ENDED         ENDED         ENDED         ENDED
                                                        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                          2000          1999          2000          1999
                                                       -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..............................  $   38,231    $   33,022    $   34,464    $   37,751
  Net Realized Gain on Investment Securities Sold....     167,552       310,039        51,632       100,874
  Net Realized Loss on Foreign Currency
    Transactions.....................................          --            --        (1,064)         (341)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency.......    (153,465)     (262,465)      (89,106)       81,414
    Translation of Foreign Currency Denominated
      Amounts........................................          --            --           (57)         (368)
                                                       ----------    ----------    ----------    ----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations..................................      52,318        80,596        (4,131)      219,330
                                                       ----------    ----------    ----------    ----------

Distributions From:
  Net Investment Income..............................     (36,997)      (32,738)      (33,278)      (42,454)
  Net Realized Gains.................................    (310,296)     (135,996)     (100,340)       (3,807)
                                                       ----------    ----------    ----------    ----------
    Total Distributions..............................    (347,293)     (168,734)     (133,618)      (46,261)
                                                       ----------    ----------    ----------    ----------
Capital Share Transactions (1):
  Shares Issued......................................     394,020       240,602       390,621       145,300
  Shares Issued in Lieu of Cash Distributions........     344,153       166,280       133,618        46,261
  Shares Redeemed....................................    (495,937)     (286,569)     (493,386)     (424,502)
                                                       ----------    ----------    ----------    ----------
  Net Increase (Decrease) from Capital Share
    Transactions.....................................     242,236       120,313        30,853      (232,941)
                                                       ----------    ----------    ----------    ----------
    Total Increase (Decrease)........................     (52,739)       32,175      (106,896)      (59,872)
NET ASSETS
  Beginning of Period................................   1,788,082     1,755,907     1,660,377     1,720,249
                                                       ----------    ----------    ----------    ----------
  End of Period......................................  $1,735,343    $1,788,082    $1,553,481    $1,660,377
                                                       ==========    ==========    ==========    ==========

(1)  SHARES ISSUED AND REDEEMED:
    Shares Issued....................................      26,884        12,917        31,537        11,508
    Shares Issued in Lieu of Cash Distributions......      24,149         9,595        10,630         3,655
    Shares Redeemed..................................     (33,556)      (15,459)      (39,481)      (33,103)
                                                       ----------    ----------    ----------    ----------
                                                           17,477         7,053         2,686       (17,940)
                                                       ==========    ==========    ==========    ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              YEAR             YEAR             YEAR             YEAR            YEAR
                                              ENDED            ENDED            ENDED            ENDED           ENDED
                                            NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                              2000             1999             1998             1997            1996
                                           -----------      -----------      -----------      -----------      ---------
Net Asset Value, Beginning
  of Period..............................  $    17.79       $    18.79       $    18.09       $    15.52       $  13.29
                                           ----------       ----------       ----------       ----------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..................        0.33             0.34             0.31             0.32           0.31
  Net Gains on Securities (Realized and
    Unrealized)..........................        0.04             0.46             1.71             3.38           2.57
                                           ----------       ----------       ----------       ----------       --------
  Total from Investment Operations.......        0.37             0.80             2.02             3.70           2.88
                                           ----------       ----------       ----------       ----------       --------
LESS DISTRIBUTIONS
  Net Investment Income..................       (0.32)           (0.34)           (0.32)           (0.31)         (0.31)
  Net Realized Gains.....................       (3.13)           (1.46)           (1.00)           (0.82)         (0.34)
                                           ----------       ----------       ----------       ----------       --------
  Total Distributions....................       (3.45)           (1.80)           (1.32)           (1.13)         (0.65)
                                           ----------       ----------       ----------       ----------       --------
Net Asset Value, End of Period...........  $    14.71       $    17.79       $    18.79       $    18.09       $  15.52
                                           ==========       ==========       ==========       ==========       ========
Total Return.............................        3.06%            4.64%           11.93%           25.31%         22.48%

Net Assets, End of Period (thousands)....  $1,735,343       $1,788,082       $1,755,907       $1,489,996       $987,942
Ratio of Expenses to Average Net
  Assets.................................        0.16%            0.16%            0.16%            0.18%          0.19%
Ratio of Net Investment Income to
  Average Net Assets.....................        2.20%            1.80%            1.67%            1.96%          2.37%
Portfolio Turnover Rate..................          26%              43%              25%              18%            20%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            YEAR             YEAR             YEAR             YEAR             YEAR
                                            ENDED            ENDED            ENDED            ENDED            ENDED
                                          NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                            2000             1999             1998             1997             1996
                                         -----------      -----------      -----------      -----------      -----------
Net Asset Value, Beginning
  of Period............................  $    13.18       $    11.95       $    10.90       $    11.79       $    10.55
                                         ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................        0.27             0.28             0.22             0.24             0.23
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)........................       (0.31)            1.29             1.13            (0.67)            1.32
                                         ----------       ----------       ----------       ----------       ----------
  Total from Investment Operations.....       (0.04)            1.57             1.35            (0.43)            1.55
                                         ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income................       (0.26)           (0.31)           (0.27)           (0.22)           (0.23)
  Net Realized Gains...................       (0.81)           (0.03)           (0.03)           (0.24)           (0.08)
                                         ----------       ----------       ----------       ----------       ----------
  Total Distributions..................       (1.07)           (0.34)           (0.30)           (0.46)           (0.31)
                                         ----------       ----------       ----------       ----------       ----------
Net Asset Value, End of Period.........  $    12.07       $    13.18       $    11.95       $    10.90       $    11.79
                                         ==========       ==========       ==========       ==========       ==========
Total Return...........................       (0.51)%          13.27%           12.50%           (3.84%)          14.85%

Net Assets, End of Period
  (thousands)..........................  $1,553,481       $1,660,377       $1,720,249       $1,582,086       $1,356,852
Ratio of Expenses to Average
  Net Assets...........................        0.29%            0.29%            0.29%            0.32%            0.36%
Ratio of Net Investment Income to
  Average Net Assets...................        2.13%            2.17%            1.90%            2.09%            2.23%
Portfolio Turnover Rate................           9%               6%              15%              23%              12%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which two (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Series in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The DFA International Value Series may be subject to taxes imposed by countries in which it invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                              PURCHASES     SALES
                                                              ---------   ---------
The U.S. Large Cap Value Series.............................  $448,518    $576,590
The DFA International Value Series..........................   142,885     207,532

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ---------
The U.S. Large Cap Value Series............................      $241,679           $(326,153)     $(84,474)
The DFA International Value Series.........................       359,373            (224,556)      134,817

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000 borrowings under the line for The U.S. Large Cap Value Series and The DFA International Value Series were as follows:

                                                                                                     MAXIMUM
                                                                                                      AMOUNT
                                             WEIGHTED        WEIGHTED       NUMBER      INTEREST     BORROWED
                                              AVERAGE        AVERAGE        OF DAYS     EXPENSE     DURING THE
                                           INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED      PERIOD
                                           -------------   ------------   -----------   --------   ------------
The U.S. Large Cap Value Series..........      6.52%        $8,160,881        31        $45,827    $49,168,000
The DFA International Value Series.......      7.47%         6,797,000        18         25,362     99,000,000

There were no outstanding borrowings under the line of credit at November 30, 2000.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides The DFA International Value Series an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. COMPONENTS OF NET ASSETS:

    At November 30, 2000, net assets consisted of (amounts in thousands):

                                                                THE U.S.        THE DFA
                                                               LARGE CAP     INTERNATIONAL
                                                              VALUE SERIES   VALUE SERIES
                                                              ------------   -------------
Paid-In Capital.............................................   $1,649,870      $1,364,285
Undistributed Net Investment Income.........................        2,489           2,917
Undistributed Net Realized Gain.............................      167,288          49,820
Accumulated Net Realized Foreign Exchange Loss..............           --          (1,064)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................      (84,304)        137,808
Unrealized Net Foreign Exchange Loss........................           --            (285)
                                                               ----------      ----------
Total Net Assets............................................   $1,735,343      $1,553,481
                                                               ==========      ==========

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all time to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan and Fuji Securities, which were in turn collateralized by U.S. Government Treasury Securities. As of November 30, 2000, the market value of securities on loan to brokers, the related collateral cash received, and the value of collateral on overnight repurchase agreements was as follows:

                                                           MARKET VALUE       VALUE OF      COLLATERAL ON
                                                           OF SECURITIES   COLLATERAL AND    REPURCHASE
                                                              ON LOAN      IDEMNIFICATION    AGREEMENTS
                                                           -------------   --------------   -------------
The U.S. Large Cap Value Series..........................  $ 12,393,283     $ 15,533,600    $ 15,951,362
The DFA International Value Series.......................    75,523,556       80,105,108      84,942,324

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AAM/ DFA International High Book to Market Portfolio (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001